UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Steven I. Koszalka

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Bond Fund of America®
Investment portfolio
March 31, 2015
unaudited
Bonds, notes & other debt instruments 96.63% U.S. Treasury bonds & notes 35.30% U.S. Treasury 28.91%	Principal amount (000)	Value (000)
U.S. Treasury 0.25% 2015	$20,000	$20,005
U.S. Treasury 0.375% 2015[1]	36,390	36,434
U.S. Treasury 0.375% 2016	2,500	2,497
U.S. Treasury 0.625% 2016	20,000	20,046
U.S. Treasury 1.50% 2016[1]	64,550	65,459
U.S. Treasury 7.50% 2016	45,000	50,142
U.S. Treasury 0.75% 2017	48,646	48,748
U.S. Treasury 0.875% 2017	7,635	7,654
U.S. Treasury 8.75% 2017	25,000	29,306
U.S. Treasury 0.875% 2018	1,648	1,649
U.S. Treasury 1.00% 2018	10,191	10,226
U.S. Treasury 1.25% 2018	281,950	283,481
U.S. Treasury 1.25% 2018	247,975	249,175
U.S. Treasury 1.375% 2018	115,525	116,879
U.S. Treasury 1.50% 2018	92,050	93,459
U.S. Treasury 2.375% 2018	20,000	20,885
U.S. Treasury 1.00% 2019	34,925	34,571
U.S. Treasury 1.50% 2019	626,326	633,028
U.S. Treasury 1.50% 2019	339,200	341,822
U.S. Treasury 1.50% 2019	253,975	255,890
U.S. Treasury 1.50% 2019	141,900	143,740
U.S. Treasury 1.625% 2019	774,625	786,151
U.S. Treasury 1.625% 2019	662,150	670,506
U.S. Treasury 1.625% 2019	248,595	252,187
U.S. Treasury 1.625% 2019	58,455	59,410
U.S. Treasury 1.625% 2019	57,725	58,627
U.S. Treasury 1.75% 2019	336,188	342,636
U.S. Treasury 3.625% 2019	78,000	85,797
U.S. Treasury 1.125% 2020	71,300	70,445
U.S. Treasury 1.25% 2020	427,725	425,454
U.S. Treasury 1.25% 2020	44,275	44,045
U.S. Treasury 1.375% 2020	74,750	74,610
U.S. Treasury 1.375% 2020	32,913	32,916
U.S. Treasury 1.375% 2020	29,175	29,182
U.S. Treasury 3.50% 2020	31,850	35,145
U.S. Treasury 2.00% 2021	18,000	18,380
U.S. Treasury 2.125% 2021	205,000	210,742
U.S. Treasury 2.25% 2021	309,300	321,090
U.S. Treasury 2.25% 2021	90,550	93,896
U.S. Treasury 2.25% 2021	44,150	45,825
U.S. Treasury 8.00% 2021	500	699
U.S. Treasury 1.50% 2022	238,250	235,124
U.S. Treasury 1.625% 2022	25,768	25,518
U.S. Treasury 1.625% 2022	23,828	23,633
U.S. Treasury 1.75% 2022	102,500	102,764
U.S. Treasury 1.75% 2022	30,530	30,607
The Bond Fund of America — Page 1 of 44

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.75% 2022	$5,500	$5,515
U.S. Treasury 1.75% 2023	41,975	41,745
U.S. Treasury 2.00% 2023	18,279	18,574
U.S. Treasury 2.50% 2023	21,075	22,180
U.S. Treasury 2.75% 2023	10,250	10,991
U.S. Treasury 2.25% 2024	170,902	175,697
U.S. Treasury 2.375% 2024	165,000	171,516
U.S. Treasury 2.00% 2025	331,958	334,059
U.S. Treasury 6.875% 2025	77,500	113,525
U.S. Treasury 6.00% 2026	300	418
U.S. Treasury 4.50% 2036	84,207	114,732
U.S. Treasury 3.50% 2039	1,000	1,184
U.S. Treasury 3.75% 2041	19,275	23,961
U.S. Treasury 2.875% 2043	118,300	126,064
U.S. Treasury 3.625% 2043	107,200	130,951
U.S. Treasury 3.00% 2044	148,175	162,333
U.S. Treasury 3.125% 2044	22,250	24,936
U.S. Treasury 3.375% 2044	3,950	4,629
U.S. Treasury 3.625% 2044	55,750	68,181
U.S. Treasury 2.50% 2045	177,550	175,952
		8,267,628
U.S. Treasury inflation-protected securities 6.39%
U.S. Treasury Inflation-Protected Security 0.50% 2015[2]	54,501	54,612
U.S. Treasury Inflation-Protected Security 1.875% 2015[2]	45,202	45,919
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	21,179	21,394
U.S. Treasury Inflation-Protected Security 2.00% 2016[2]	23,554	24,159
U.S. Treasury Inflation-Protected Security 2.50% 2016[2]	157,178	165,103
U.S. Treasury Inflation-Protected Security 2.375% 2017[2]	23,181	24,562
U.S. Treasury Inflation-Protected Security 0.125% 2018[2]	22,751	23,217
U.S. Treasury Inflation-Protected Security 0.125% 2019[2]	49,877	50,863
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	17,503	17,713
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	33,559	33,743
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	13,308	13,668
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	128,612	128,824
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	267,498	279,135
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	204,594	208,697
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	22,965	27,262
U.S. Treasury Inflation-Protected Security 1.75% 2028[2]	4,686	5,495
U.S. Treasury Inflation-Protected Security 0.75% 2042[2]	68,273	69,265
U.S. Treasury Inflation-Protected Security 0.625% 2043[2]	76,987	75,688
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	316,510	373,178
U.S. Treasury Inflation-Protected Security 0.75% 2045[2]	180,285	184,905
		1,827,402
Total U.S. Treasury bonds & notes		10,095,030
Corporate bonds & notes 28.35% Financials 8.08%
ACE INA Holdings Inc. 2.60% 2015	19,990	20,226
ACE INA Holdings Inc. 3.35% 2024	8,700	9,086
ACE INA Holdings Inc. 3.15% 2025	6,335	6,491
Alexandria Real Estate Equities, Inc. 2.75% 2020	3,990	4,007
Alexandria Real Estate Equities, Inc. 3.90% 2023	2,250	2,327
The Bond Fund of America — Page 2 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Alexandria Real Estate Equities, Inc. 4.50% 2029	$755	$799
Allianz SE, 5.625% 2042[3]	€1,200	1,621
Allianz SE, 4.75% (undated)[3]	800	1,007
American Campus Communities, Inc. 3.75% 2023	$17,460	17,726
American Campus Communities, Inc. 4.125% 2024	6,310	6,555
American Express Co. 6.15% 2017	150	167
American Express Co. 1.55% 2018	15,500	15,507
American Express Credit Co. 1.75% 2015	14,500	14,530
American Express Credit Co. 1.55% 2017	5,090	5,129
American International Group, Inc. 2.30% 2019	8,390	8,523
American International Group, Inc. 3.375% 2020	3,000	3,169
American International Group, Inc. 4.125% 2024	3,740	4,056
American International Group, Inc. 3.875% 2035	7,570	7,635
American International Group, Inc. 4.50% 2044	6,010	6,479
American Tower Corp. 3.40% 2019	18,075	18,683
American Tower Corp. 5.90% 2021	2,000	2,308
ANZ National (International) Ltd. 3.125% 2015[4]	16,500	16,657
Assicurazioni Generali SPA 7.75% 2042[3]	€3,000	4,195
Assicurazioni Generali SPA 10.125% 2042	3,700	5,660
AvalonBay Communities, Inc. 3.625% 2020	$10,345	10,970
AXA SA 8.60% 2030	6,715	9,414
AXA SA, Series B, junior subordinated 6.379% (undated)[3,4]	5,065	5,689
Banco de Crédito del Perú 5.375% 2020[4]	7,000	7,700
Bank of America Corp., Series L, 3.625% 2016	9,700	9,940
Bank of America Corp. 3.75% 2016	11,890	12,258
Bank of America Corp. 1.25% 2017	13,000	13,027
Bank of America Corp. 2.60% 2019	19,400	19,756
Bank of America Corp., Series L, 2.65% 2019	24,300	24,783
Bank of America Corp. 5.625% 2020	10,500	12,119
Bank of America Corp. 3.30% 2023	6,815	6,911
Bank of America Corp. 4.00% 2024	12,835	13,673
Bank of America Corp. 4.00% 2025	36,755	37,307
Bank of America Corp., Series AA, 6.10% (undated)	2,250	2,288
Bank of New York Mellon Corp., Series G, 2.50% 2016	16,000	16,248
Barclays Bank PLC 2.50% 2019	6,210	6,340
Barclays Bank PLC 6.00% 2021	€6,800	9,043
Barclays Bank PLC 10.179% 2021[4]	$16,205	22,222
Barclays Bank PLC 3.65% 2025	25,510	25,643
BB&T Corp. 1.00% 2017	13,000	12,989
BB&T Corp. 2.45% 2020	42,600	43,364
BBVA Bancomer SA 4.50% 2016[4]	1,250	1,291
BBVA Bancomer SA 6.50% 2021[4]	2,355	2,618
Berkshire Hathaway Finance Corp. 4.30% 2043	1,000	1,095
Berkshire Hathaway Inc. 2.20% 2016	14,000	14,316
Berkshire Hathaway Inc. 2.00% 2018	5,210	5,344
Berkshire Hathaway Inc. 2.90% 2020	2,400	2,538
Berkshire Hathaway Inc. 3.00% 2022	4,575	4,766
Berkshire Hathaway Inc. 4.40% 2042	2,000	2,234
BNP Paribas 3.60% 2016	14,000	14,346
BPCE SA group 5.70% 2023[4]	22,130	24,546
BPCE SA group 5.15% 2024[4]	9,845	10,539
BPCE SA group 4.50% 2025[4]	8,845	9,020
Brandywine Operating Partnership, LP 5.70% 2017	25	27
Brandywine Operating Partnership, LP 3.95% 2023	100	102
The Bond Fund of America — Page 3 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Charles Schwab Corp, 2.20% 2018	$1,390	$1,417
CIT Group Inc. 3.875% 2019	2,100	2,084
Citigroup Inc. 4.587% 2015	13,200	13,541
Citigroup Inc. 3.953% 2016	8,300	8,583
Citigroup Inc. 2.55% 2019	15,080	15,388
Citigroup Inc. 8.50% 2019	5,695	7,099
Citigroup Inc. 2.40% 2020	32,315	32,467
Citigroup Inc. 3.875% 2025	16,300	16,422
CME Group Inc. 5.30% 2043	11,850	14,769
CNA Financial Corp. 7.35% 2019	2,770	3,339
CNA Financial Corp. 3.95% 2024	9,195	9,547
Corporate Office Properties Trust 3.60% 2023	2,834	2,755
Credit Agricole SA 4.375% 2025[4]	15,695	15,901
Credit Suisse Group AG 1.375% 2017	9,400	9,418
Credit Suisse Group AG 2.30% 2019	9,400	9,502
Credit Suisse Group AG 3.625% 2024	5,250	5,433
Crescent Resources 10.25% 2017[4]	1,425	1,532
DCT Industrial Trust Inc. 4.50% 2023	20,030	21,349
DDR Corp. 3.625% 2025	7,945	7,945
Developers Diversified Realty Corp. 5.50% 2015	13,863	13,908
Developers Diversified Realty Corp. 9.625% 2016	18,706	20,179
Developers Diversified Realty Corp. 7.50% 2017	16,896	18,790
Developers Diversified Realty Corp. 4.75% 2018	1,225	1,320
Developers Diversified Realty Corp. 7.875% 2020	9,047	11,288
Discover Financial Services 2.00% 2018	5,200	5,209
Discover Financial Services 4.20% 2023	12,283	13,014
Eole Finance SPC, 2.341% 2024[4,5]	1,838	1,843
EPR Properties 4.50% 2025	7,700	7,843
ERP Operating LP 6.584% 2015	10,000	10,012
ERP Operating LP 7.125% 2017	5,595	6,354
ERP Operating LP 4.625% 2021	2,045	2,287
ERP Operating LP 4.50% 2044	3,900	4,215
Essex Portfolio L.P. 3.625% 2022	4,370	4,514
Essex Portfolio L.P. 3.25% 2023	4,935	4,937
Essex Portfolio L.P. 3.875% 2024	10,710	11,225
Essex Portfolio L.P. 3.50% 2025	14,835	15,100
Franklin Resources, Inc. 1.375% 2017	2,700	2,713
Franklin Resources, Inc. 2.80% 2022	1,300	1,327
Goldman Sachs Group, Inc. 3.625% 2016	27,625	28,220
Goldman Sachs Group, Inc. 1.071% 2017[3]	8,000	8,039
Goldman Sachs Group, Inc. 2.55% 2019	20,200	20,507
Goldman Sachs Group, Inc. 2.60% 2020	31,510	31,882
Goldman Sachs Group, Inc. 5.25% 2021	3,300	3,756
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,842
Goldman Sachs Group, Inc. 3.625% 2023	14,095	14,604
Goldman Sachs Group, Inc. 3.85% 2024	15,280	16,010
Goldman Sachs Group, Inc. 4.00% 2024	20,000	21,161
Goldman Sachs Group, Inc. 3.50% 2025	46,273	47,276
Goodman Funding Pty Ltd. 6.375% 2020[4]	8,425	9,874
Goodman Funding Pty Ltd. 6.00% 2022[4]	20,000	23,029
HBOS PLC 6.75% 2018[4]	19,610	21,986
Hospitality Properties Trust 6.30% 2016	28,918	29,872
Hospitality Properties Trust 6.70% 2018	28,250	31,101
Hospitality Properties Trust 5.00% 2022	10,800	11,512
The Bond Fund of America — Page 4 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Hospitality Properties Trust 4.50% 2023	$11,265	$11,684
Hospitality Properties Trust 4.50% 2025	2,280	2,337
HSBC Bank PLC 1.50% 2018[4]	12,650	12,652
HSBC Holdings PLC 4.125% 2020[4]	9,453	10,318
HSBC Holdings PLC 6.10% 2042	5,920	7,877
HSBK (Europe) BV 7.25% 2021[4]	6,710	6,518
Icahn Enterprises Finance Corp. 3.50% 2017	4,850	4,899
Intercontinentalexchange, Inc. 2.50% 2018	1,735	1,790
Intesa Sanpaolo SpA 5.017% 2024[4]	24,060	24,670
iStar Financial Inc. 4.00% 2017	1,675	1,660
iStar Financial Inc., Series B, 9.00% 2017	6,000	6,615
JPMorgan Chase & Co. 3.40% 2015	2,500	2,516
JPMorgan Chase & Co. 1.35% 2017	13,000	13,050
JPMorgan Chase & Co. 1.625% 2018	5,680	5,663
JPMorgan Chase & Co. 2.25% 2020	52,850	52,999
JPMorgan Chase & Co. 3.875% 2024	14,300	14,688
JPMorgan Chase & Co. 3.125% 2025	15,852	15,892
Keybank National Association 2.50% 2019	13,500	13,769
Kimco Realty Corp., Series C, 5.783% 2016	9,000	9,398
Kimco Realty Corp. 5.70% 2017	28,450	30,850
Kimco Realty Corp. 4.30% 2018	10,000	10,760
Kimco Realty Corp. 6.875% 2019	5,440	6,480
Leucadia National Corp. 5.50% 2023	4,695	4,860
Liberty Mutual Group Inc. 6.70% 2016[4]	6,250	6,718
Liberty Mutual Group Inc. 4.85% 2044[4]	1,600	1,742
Lloyds Banking Group PLC 2.30% 2018	1,010	1,028
Lloyds Banking Group PLC 2.40% 2020	6,775	6,842
Lloyds Banking Group PLC 6.50% 2020[4]	4,400	5,175
Lloyds Banking Group PLC 4.50% 2024	20,200	21,022
Merrill Lynch & Co., Inc. 4.625% 2018	€6,280	7,604
MetLife Global Funding I 2.50% 2015[4]	$17,000	17,169
MetLife Global Funding I 2.30% 2019[4]	20,505	20,823
Metlife, Inc. 3.60% 2024	9,965	10,544
Metlife, Inc. 4.05% 2045	1,130	1,165
Morgan Stanley 3.80% 2016	8,850	9,108
Morgan Stanley 2.125% 2018	19,745	19,973
Morgan Stanley 2.375% 2019	12,350	12,450
Morgan Stanley 2.50% 2019	19,675	20,064
Morgan Stanley 2.65% 2020	15,404	15,664
Morgan Stanley 3.70% 2024	9,080	9,486
Morgan Stanley 4.35% 2026	11,475	12,045
Morgan Stanley 4.30% 2045	3,055	3,180
National Australia Bank 2.40% 2019[4]	16,595	16,882
New York Life Global Funding 2.10% 2019[4]	17,000	17,263
New York Life Global Funding 1.95% 2020[4]	2,190	2,192
NN Group NV, 4.50% (undated)[3]	€8,750	10,281
Nordea Bank AB 4.875% 2021[4]	$7,825	8,592
Northern Trust Corp. 5.85% 2017[4]	3,750	4,195
Ocwen Financial Corp. 6.625% 2019[4]	1,500	1,305
Piedmont Operating Partnership LP 3.40% 2023	5,300	5,198
PNC Bank 2.40% 2019	26,000	26,515
PNC Financial Services Group, Inc. 2.854% 2022	19,960	20,177
PNC Financial Services Group, Inc. 3.90% 2024	5,225	5,484
PNC Funding Corp. 3.30% 2022	8,000	8,439
The Bond Fund of America — Page 5 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
PNC Preferred Funding Trust I, junior subordinated 1.891% (undated)[3,4]	$12,700	$11,843
PRICOA Global Funding I 1.35% 2017[4]	16,500	16,498
Prologis, Inc. 2.75% 2019	8,200	8,371
Prologis, Inc. 3.35% 2021	12,500	12,991
Prologis, Inc. 4.25% 2023	6,390	6,883
Prudential Financial, Inc. 2.30% 2018	2,895	2,958
Prudential Financial, Inc. 3.50% 2024	18,400	18,871
Prudential Financial, Inc. 4.60% 2044	2,900	3,088
QBE Insurance Group Ltd. 2.40% 2018[4]	18,590	18,783
Rabobank Nederland 2.25% 2019	13,000	13,235
Rabobank Nederland 4.625% 2023	42,790	46,341
Realogy Corp. 4.50% 2019[4]	4,875	4,960
Realogy Corp. 5.25% 2021[4]	1,025	1,048
Realogy Corp., LOC, 4.40% 2016[3,5,6]	13	13
Regions Financial Corp., Series A-I, 5.20% 2015	590	590
Regions Financial Corp. 5.75% 2015	6,243	6,299
Regions Financial Corp. 2.00% 2018	5,850	5,848
Royal Bank of Scotland PLC 5.625% 2020	6,435	7,474
RSA Insurance Group PLC 9.375% 2039[3]	£5,140	9,382
Scentre Group 2.375% 2019[4]	$6,170	6,241
Scentre Group 3.50% 2025[4]	19,000	19,461
Select Income REIT 2.85% 2018	6,400	6,458
Select Income REIT 3.60% 2020	3,020	3,100
Select Income REIT 4.15% 2022	14,710	14,793
Select Income REIT 4.50% 2025	3,295	3,307
Simon Property Group, LP 10.35% 2019	8,995	11,669
Sovereign Bancorp, Inc. 8.75% 2018	1,880	2,221
Svenska Handelsbanken AB 2.25% 2019	11,100	11,269
Swiss RE Treasury 2.875% 2022[4]	4,025	4,025
Td Ameritrade Holding Co. 2.95% 2022	10,235	10,416
UDR, Inc. 3.70% 2020	3,615	3,823
Unum Group 7.125% 2016	10,100	10,952
Unum Group 5.625% 2020	345	396
UnumProvident Finance Co. PLC 6.85% 2015[4]	1,224	1,268
US Bancorp., Series T, 1.65% 2017	13,000	13,183
US Bancorp. 3.70% 2024	5,500	5,932
VEB Finance Ltd. 6.902% 2020[4]	9,100	8,418
VEB Finance Ltd. 6.80% 2025[4]	500	424
WEA Finance LLC 1.75% 2017[4]	4,750	4,776
WEA Finance LLC 2.70% 2019[4]	15,940	16,152
WEA Finance LLC 3.75% 2024[4]	19,660	20,374
WEA Finance LLC 4.75% 2044[4]	5,495	6,006
Wells Fargo & Co. 3.676% 2016	14,000	14,499
Wells Fargo & Co. 2.15% 2020	25,928	26,080
Westpac Banking Corp. 3.00% 2015	14,400	14,652
		2,311,890
Health care 4.69%
AbbVie Inc. 1.75% 2017	8,750	8,785
AbbVie Inc. 2.90% 2022	42,635	42,450
AbbVie Inc. 4.40% 2042	5,600	5,817
Actavis Funding SCS 2.35% 2018	25,100	25,454
Actavis Funding SCS 3.00% 2020	39,380	40,389
Actavis Funding SCS 3.45% 2022	25,070	25,715
The Bond Fund of America — Page 6 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Actavis Funding SCS 3.80% 2025	$24,670	$25,491
Actavis Funding SCS 4.55% 2035	25,030	26,176
Actavis Funding SCS 4.75% 2045	6,120	6,521
Aetna Inc. 1.50% 2017	6,730	6,766
Aetna Inc. 2.20% 2019	7,450	7,535
AmerisourceBergen Corp. 3.25% 2025	2,145	2,178
AmerisourceBergen Corp. 4.25% 2045	2,250	2,374
Baxter International Inc. 1.85% 2018	4,850	4,884
Bayer AG 2.375% 2019[4]	17,175	17,483
Bayer AG 3.00% 2021[4]	5,995	6,208
Bayer AG 3.375% 2024[4]	12,445	12,981
Becton, Dickinson and Co. 1.80% 2017	8,500	8,569
Becton, Dickinson and Co. 2.675% 2019	13,285	13,608
Becton, Dickinson and Co. 3.734% 2024	26,015	27,303
Becton, Dickinson and Co. 4.685% 2044	5,505	6,042
Biogen Idec Inc. 6.875% 2018	17,000	19,576
Boston Scientific Corp. 6.00% 2020	8,075	9,304
Cardinal Health, Inc. 1.90% 2017	5,650	5,726
Cardinal Health, Inc. 1.70% 2018	2,210	2,215
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,250	1,254
Celgene Corp. 3.625% 2024	21,300	22,179
Celgene Corp. 4.625% 2044	18,880	20,167
Centene Corp. 4.75% 2022	2,300	2,389
ConvaTec Finance International SA 8.25% 2019[3,4,7]	2,500	2,533
DENTSPLY International Inc. 2.75% 2016	5,620	5,729
Dignity Health 3.125% 2022	4,100	4,126
DJO Finance LLC 9.75% 2017	5,175	5,330
DJO Finance LLC 7.75% 2018	1,100	1,122
DJO Finance LLC 9.875% 2018	1,625	1,698
EMD Finance LLC 2.40% 2020[4]	47,060	47,643
EMD Finance LLC 2.95% 2022[4]	22,195	22,488
EMD Finance LLC 3.25% 2025[4]	62,485	63,244
Express Scripts Inc. 3.125% 2016	15,127	15,498
Express Scripts Inc. 2.65% 2017	5,500	5,636
Gilead Sciences, Inc. 3.70% 2024	12,810	13,694
Gilead Sciences, Inc. 3.50% 2025	13,960	14,763
Gilead Sciences, Inc. 4.80% 2044	2,760	3,189
Gilead Sciences, Inc. 4.50% 2045	2,900	3,228
GlaxoSmithKline Capital Inc. 5.65% 2018	15,000	16,969
HCA Inc. 3.75% 2019	2,225	2,260
Humana Inc. 2.625% 2019	2,870	2,929
Humana Inc. 3.85% 2024	10,950	11,467
Humana Inc. 4.95% 2044	12,605	13,927
inVentiv Health Inc, Term Loan B4, 7.75% 2018[3,5,6]	2,325	2,337
inVentiv Health Inc. 11.00% 2018[4]	6,145	5,868
inVentiv Health Inc. 12.00% 2018[3,4,7]	8,926	8,952
Jaguar Holding Co. 9.375% 2017[3,4,7]	465	477
Kindred Healthcare, Inc. 8.00% 2020[4]	975	1,051
Kinetic Concepts, Inc. 10.50% 2018	8,565	9,293
Kinetic Concepts, Inc. 12.50% 2019	1,960	2,151
Laboratory Corporation of America Holdings 2.625% 2020	6,625	6,674
Laboratory Corporation of America Holdings 3.20% 2022	2,055	2,083
Laboratory Corporation of America Holdings 3.60% 2025	6,550	6,590
Laboratory Corporation of America Holdings 4.70% 2045	27,040	27,947
The Bond Fund of America — Page 7 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
McKesson Corp. 3.25% 2016	$1,580	$1,613
McKesson Corp. 1.292% 2017	8,300	8,311
McKesson Corp. 1.40% 2018	370	370
McKesson Corp. 2.284% 2019	11,850	11,994
McKesson Corp. 3.796% 2024	19,610	20,729
McKesson Corp. 4.883% 2044	870	1,003
Medco Health Solutions, Inc. 2.75% 2015	10,310	10,399
Medtronic, Inc. 2.50% 2020[4]	21,070	21,542
Medtronic, Inc. 3.50% 2025[4]	43,400	45,465
Medtronic, Inc. 4.375% 2035[4]	12,805	14,011
Medtronic, Inc. 4.625% 2044	1,550	1,738
Medtronic, Inc. 4.625% 2045[4]	36,460	41,437
Memorial Sloan-Kettering Cancer Center 4.20% 2055	1,000	1,018
Merck & Co., Inc. 2.80% 2023	17,590	18,022
Merck & Co., Inc. 2.75% 2025	34,315	34,361
Merck & Co., Inc. 3.70% 2045	14,655	14,766
Multiplan Inc., Term Loan B, 3.75% 2021[3,5,6]	6,026	6,018
Novartis Capital Corp. 3.40% 2024	14,680	15,699
Ortho-Clinical Diagnostics Inc., Term Loan B, 4.75% 2021[3,5,6]	2,660	2,640
Pfizer Inc. 3.40% 2024	5,210	5,475
Pfizer Inc. 7.20% 2039	4,569	6,741
Pfizer Inc. 4.40% 2044	9,486	10,460
PRA Holdings, Inc. 9.50% 2023[4]	948	1,057
Quest Diagnostics Inc. 4.70% 2045	470	482
Roche Holdings, Inc. 2.25% 2019[4]	34,200	34,722
Roche Holdings, Inc. 6.00% 2019[4]	6,657	7,732
Roche Holdings, Inc. 2.875% 2021[4]	13,750	14,248
Roche Holdings, Inc. 3.35% 2024[4]	12,280	12,894
Roche Holdings, Inc. 4.00% 2044[4]	1,000	1,077
Rotech Healthcare Inc., Term Loan A, 5.50% 2018[3,5,6,8]	3,546	3,528
Rotech Healthcare Inc., Term Loan B, 10.00% 2019[3,5,6,8]	2,715	2,701
Rotech Healthcare Inc., Term Loan, 13.00% 2020[3,5,6,7,8]	5,990	5,960
Tenet Healthcare Corp., First Lien, 4.75% 2020	1,035	1,054
Tenet Healthcare Corp., First Lien, 6.00% 2020	6,330	6,718
Thermo Fisher Scientific Inc. 1.30% 2017	14,130	14,142
Thermo Fisher Scientific Inc. 2.40% 2019	2,405	2,441
Thermo Fisher Scientific Inc. 3.30% 2022	2,875	2,952
Thermo Fisher Scientific Inc. 4.15% 2024	18,290	19,785
Thermo Fisher Scientific Inc. 5.30% 2044	2,710	3,250
Trinity Health Corp 4.125% 2045	2,000	2,054
UnitedHealth Group Inc. 0.85% 2015	5,525	5,537
UnitedHealth Group Inc. 1.40% 2017	6,095	6,157
UnitedHealth Group Inc. 1.40% 2017	1,080	1,089
UnitedHealth Group Inc. 6.00% 2017	17,920	19,855
UnitedHealth Group Inc. 2.875% 2023	7,015	7,194
VPI Escrow Corp. 6.75% 2018[4]	2,550	2,693
VPI Escrow Corp. 6.375% 2020[4]	6,280	6,547
VRX Escrow Corp. 6.125% 2025[4]	2,825	2,934
VWR Funding, Inc. 7.25% 2017	4,075	4,269
WellPoint, Inc. 2.30% 2018	6,680	6,782
WellPoint, Inc. 2.25% 2019	18,500	18,603
Zimmer Holdings, Inc. 2.00% 2018	10,800	10,889
Zimmer Holdings, Inc. 2.70% 2020	15,340	15,565
Zimmer Holdings, Inc. 3.15% 2022	17,805	18,036
The Bond Fund of America — Page 8 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Zimmer Holdings, Inc. 3.55% 2025	$41,750	$42,633
Zimmer Holdings, Inc. 4.25% 2035	1,300	1,344
Zimmer Holdings, Inc. 4.45% 2045	4,335	4,517
		1,341,688
Energy 3.89%
Alpha Natural Resources, Inc. 7.50% 2020[4]	2,950	1,238
Alpha Natural Resources, Inc. 7.50% 2020[4,8]	1,204	505
American Energy (Marcellus), Term Loan B, 5.25% 2020[3,5,6]	1,800	1,533
American Energy (Marcellus), Term Loan A, 8.50% 2021[3,5,6]	625	471
American Energy (Permian Basin) 7.125% 2020[4]	600	464
American Energy (Permian Basin) 7.375% 2021[4]	500	383
Anadarko Petroleum Corp. 5.95% 2016	13,500	14,405
Anadarko Petroleum Corp. 6.375% 2017	12,500	13,913
Anadarko Petroleum Corp. 8.70% 2019	6,860	8,393
Anadarko Petroleum Corp. 6.45% 2036	685	853
Anadarko Petroleum Corp. 6.20% 2040	635	776
APT Pipelines Ltd. 4.20% 2025[4]	8,705	8,827
Arch Coal, Inc. 7.00% 2019	1,125	270
Arch Coal, Inc. 8.00% 2019[4]	725	350
Arch Coal, Inc. 9.875% 2019	350	105
BG Energy Capital PLC 2.50% 2015[4]	7,200	7,277
BG Energy Capital PLC 2.875% 2016[4]	8,635	8,869
Boardwalk Pipeline Partners 3.375% 2023	5,000	4,631
Boardwalk Pipelines, LP 4.95% 2024	5,555	5,609
Bonanza Creek Energy, Inc. 6.75% 2021	525	513
Bonanza Creek Energy, Inc. 5.75% 2023	600	555
BP Capital Markets PLC 0.676% 2016[3]	13,380	13,412
Canadian Natural Resources Ltd. 3.45% 2021	6,185	6,287
Canadian Natural Resources Ltd. 3.80% 2024	1,780	1,785
Cenovus Energy Inc. 3.00% 2022	25,115	23,829
Cenovus Energy Inc. 3.80% 2023	8,285	8,241
Chevron Corp. 1.365% 2018	9,385	9,433
Chevron Corp. 1.961% 2020	18,270	18,400
Chevron Corp. 2.355% 2022	7,500	7,422
Chevron Corp. 2.411% 2022	9,545	9,571
CNOOC Finance (2013) Ltd. 3.00% 2023	2,615	2,559
CONSOL Energy Inc. 5.875% 2022	575	523
Denbury Resources Inc. 4.625% 2023	675	582
Devon Energy Corp. 2.25% 2018	10,160	10,261
Devon Energy Corp. 3.25% 2022	12,825	12,975
Diamond Offshore Drilling, Inc. 4.875% 2043	29,775	25,088
Ecopetrol SA 5.875% 2023	2,700	2,905
Ecopetrol SA 5.875% 2045	6,065	5,716
Enbridge Energy Partners, LP 9.875% 2019	27,005	34,036
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,655
Enbridge Energy Partners, LP 4.20% 2021	6,100	6,417
Enbridge Energy Partners, LP 5.50% 2040	3,500	3,723
Enbridge Energy Partners, LP, Series B, 6.50% 2018	25,120	27,999
Enbridge Inc. 5.60% 2017	17,750	19,043
Enbridge Inc. 4.00% 2023	22,440	22,860
Enbridge Inc. 3.50% 2024	6,225	6,127
EnLink Midstream Partners, LP 4.40% 2024	10,930	11,510
EnLink Midstream Partners, LP 5.05% 2045	2,660	2,717
The Bond Fund of America — Page 9 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Ensco PLC, 5.20% 2025	$6,740	$6,789
Ensco PLC, 5.75% 2044	1,650	1,620
Enterprise Products Operating LLC 2.55% 2019	2,050	2,080
Enterprise Products Operating LLC 5.20% 2020	1,925	2,172
Enterprise Products Operating LLC 4.05% 2022	8,300	8,861
Enterprise Products Operating LLC 3.35% 2023	3,935	3,993
Enterprise Products Operating LLC 3.90% 2024	9,585	10,046
Enterprise Products Operating LLC 3.75% 2025	13,350	13,836
Enterprise Products Operating LLC 4.85% 2044	3,860	4,178
Exxon Mobil Corp. 0.921% 2017	13,000	13,048
Exxon Mobil Corp. 1.819% 2019	3,670	3,721
Exxon Mobil Corp. 2.397% 2022	22,000	22,233
Exxon Mobil Corp. 2.709% 2025	2,005	2,028
Exxon Mobil Corp. 3.567% 2045	620	645
Gazprom OJSC 6.51% 2022[4]	14,500	14,117
Helmerich & Payne, Inc. 4.65% 2025[4]	6,180	6,413
Kinder Morgan Energy Partners, LP 6.00% 2017	15,000	16,124
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	5,358
Kinder Morgan Energy Partners, LP 5.30% 2020	1,250	1,378
Kinder Morgan Energy Partners, LP 6.85% 2020	16,835	19,670
Kinder Morgan Energy Partners, LP 3.50% 2021	955	964
Kinder Morgan Energy Partners, LP 4.15% 2022	5,000	5,156
Kinder Morgan Energy Partners, LP 3.50% 2023	6,160	6,050
Kinder Morgan Energy Partners, LP 4.15% 2024	7,900	8,089
Kinder Morgan Energy Partners, LP 4.25% 2024	13,815	14,153
Kinder Morgan Energy Partners, LP 6.95% 2038	2,350	2,793
Kinder Morgan Energy Partners, LP 6.55% 2040	2,000	2,252
Kinder Morgan Energy Partners, LP 5.00% 2042	3,000	2,924
Kinder Morgan Energy Partners, LP 5.40% 2044	6,800	7,072
Kinder Morgan Energy Partners, LP 5.50% 2044	4,479	4,703
Kinder Morgan, Inc. 3.05% 2019	6,810	6,885
Kinder Morgan, Inc. 4.30% 2025	30,705	31,580
Kinder Morgan, Inc. 5.30% 2034	8,300	8,601
Kinder Morgan, Inc. 5.55% 2045	25,565	27,058
Laredo Petroleum, Inc. 9.50% 2019	2,275	2,383
NGL Energy Partners LP 6.875% 2021	800	840
NGPL PipeCo LLC 9.625% 2019[4]	2,725	2,716
Noble Corp. PLC 4.00% 2018	400	402
Noble Corp. PLC 5.95% 2025	7,000	6,848
Noble Corp. PLC 6.95% 2045	10,955	10,416
Oasis Petroleum Inc. 6.875% 2022	1,500	1,470
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[4,5]	4,977	4,317
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[4,5]	2,902	2,263
PDC Energy Inc. 7.75% 2022	1,250	1,319
Peabody Energy Corp. 6.00% 2018	14,795	11,614
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	7,915	9,102
Petrobras Global Finance Co. 5.625% 2043	1,060	864
Petrobras International Finance Co. 5.375% 2021	810	739
Petróleos Mexicanos 4.875% 2022	1,115	1,186
Petróleos Mexicanos 4.50% 2026[4]	6,725	6,870
Petróleos Mexicanos 7.47% 2026	MXN368,250	23,116
Petróleos Mexicanos 6.50% 2041	$6,150	6,996
Petróleos Mexicanos 5.50% 2044	22,530	22,840
Petróleos Mexicanos 5.50% 2044[4]	8,410	8,526
The Bond Fund of America — Page 10 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 5.625% 2046[4]	$17,225	$17,566
Phillips 66 Partners LP 3.605% 2025	2,570	2,580
Phillips 66 Partners LP 4.68% 2045	205	206
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[4,5]	16,583	14,444
QGOG Constellation SA 6.25% 2019[4]	2,775	1,589
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,5]	3,150	3,401
Ras Laffan Liquefied Natural Gas III 6.332% 2027[5]	1,000	1,196
Rice Energy Inc. 6.25% 2022	1,075	1,054
Rice Energy Inc. 7.25% 2023[4]	300	300
Sabine Pass Liquefaction, LLC 5.625% 2021	400	404
Shell International Finance BV 3.10% 2015	10,000	10,064
Shell International Finance BV 2.00% 2018	8,105	8,266
Southwestern Energy Co. 4.95% 2025	12,465	12,702
Spectra Energy Partners, LP 2.95% 2018	2,430	2,507
Statoil ASA 0.547% 2018[3]	7,690	7,670
Statoil ASA 1.95% 2018	6,110	6,198
Statoil ASA 2.75% 2021	4,460	4,569
Statoil ASA 3.25% 2024	3,985	4,113
Targa Resources Corp. 4.125% 2019[4]	1,000	1,000
Targa Resources Partners LP 5.00% 2018[4]	850	878
TC PipeLines, LP 4.375% 2025	18,045	18,260
Teekay Corp. 8.50% 2020	1,000	1,128
Tesoro Logistics LP 5.50% 2019[4]	675	699
Total Capital International 2.10% 2019	13,000	13,197
Total Capital International 3.75% 2024	15,000	16,049
Total Capital SA 3.00% 2015	17,000	17,099
TransCanada PipeLines Ltd. 6.50% 2018	7,500	8,576
Transocean Inc. 5.05% 2016	2,405	2,438
Transocean Inc. 2.50% 2017	880	811
Transocean Inc. 6.375% 2021	19,570	16,439
Transocean Inc. 3.80% 2022	5,135	3,768
Transportadora de Gas Peru SA 4.25% 2028[4,5]	4,570	4,569
Western Gas Partners LP 2.60% 2018	515	523
Western Gas Partners LP 4.00% 2022	5,370	5,467
Williams Companies, Inc. 4.55% 2024	1,900	1,850
Williams Partners LP 5.25% 2020	11,625	12,812
Williams Partners LP 3.60% 2022	7,750	7,713
Williams Partners LP 4.50% 2023	3,975	4,129
Williams Partners LP 4.30% 2024	22,380	22,372
Williams Partners LP 3.90% 2025	7,985	7,823
Williams Partners LP 4.00% 2025	14,950	14,693
Williams Partners LP 5.40% 2044	8,000	8,055
Williams Partners LP 4.90% 2045	3,350	3,154
Williams Partners LP 5.10% 2045	19,565	18,939
Woodside Finance Ltd. 4.60% 2021[4]	9,565	10,358
Woodside Petroleum Ltd. 3.65% 2025[4]	4,700	4,667
		1,112,728
Utilities 2.87%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[4]	1,055	1,237
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[4]	610	623
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036	1,500	1,914
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[4]	1,000	1,276
Alabama Power Co. 3.75% 2045	1,200	1,226
The Bond Fund of America — Page 11 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
American Electric Power Co. 1.65% 2017	$7,180	$7,225
American Electric Power Co. 2.95% 2022	14,416	14,560
Berkshire Hathaway Energy Co. 2.40% 2020	12,302	12,494
Berkshire Hathaway Energy Co. 3.50% 2025	10,500	10,957
Berkshire Hathaway Energy Co. 4.50% 2045	15,500	16,947
CEZ, a s 4.25% 2022[4]	1,510	1,642
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	15,864
CMS Energy Corp. 8.75% 2019	11,389	14,414
CMS Energy Corp. 6.25% 2020	11,752	13,900
CMS Energy Corp. 5.05% 2022	19,379	22,197
CMS Energy Corp. 3.875% 2024	16,688	17,877
CMS Energy Corp. 4.70% 2043	2,520	2,860
CMS Energy Corp. 4.875% 2044	2,500	2,924
Colbun SA 6.00% 2020[4]	2,400	2,675
Colbun SA 4.50% 2024[4]	2,450	2,534
Comision Federal de Electricidad 4.875% 2024[4]	2,500	2,669
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	1,450	1,697
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	747	893
Consumers Energy Co. 2.85% 2022	12,500	12,804
Consumers Energy Co., First Mortgage Bonds, 3.125% 2024	4,690	4,853
Dominion Gas Holdings LLC 2.50% 2019	14,035	14,315
Dominion Gas Holdings LLC 3.60% 2024	16,575	17,414
Dominion Gas Holdings LLC 4.60% 2044	4,250	4,599
Duke Energy Corp. 3.95% 2023	6,050	6,616
Duke Energy Corp. 3.75% 2024	10,195	10,934
Dynegy Finance Inc. 7.375% 2022[4]	700	738
E.ON International Finance BV 5.80% 2018[4]	15,000	16,791
EDP Finance BV 4.125% 2020[4]	30,600	31,721
EDP Finance BV 5.25% 2021[4]	7,000	7,605
Electricité de France SA 1.15% 2017[4]	1,000	1,004
Electricité de France SA 4.875% 2044[4]	3,850	4,381
Electricité de France SA 5.25% (undated)[3,4]	4,750	4,968
Electricité de France SA 6.00% 2114	£1,000	2,085
Empresa Nacional de Electricidad SA 8.625% 2015	$3,000	3,071
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,560
Enel Finance International SA 5.125% 2019[4]	2,000	2,239
Enel Finance International SA 6.00% 2039[4]	2,210	2,692
Enel Società per Azioni 8.75% 2073[3,4]	9,500	11,470
Entergy Arkansas, INC 3.05% 2023	6,100	6,240
Entergy Corp. 4.70% 2017	9,900	10,413
Eskom Holdings SOC Ltd. 5.75% 2021	11,000	10,672
Iberdrola Finance Ireland 5.00% 2019[4]	4,000	4,467
Israel Electric Corp. Ltd. 8.10% 2096[4]	6,250	7,172
MidAmerican Energy Holdings Co. 5.75% 2018	35,700	40,130
MidAmerican Energy Holdings Co. 3.75% 2023	7,583	8,098
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	21,035	27,275
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	9,717	11,642
Niagara Mohawk Power Corp. 4.278% 2034[4]	4,000	4,373
Niagara Mohawk Power Corp. 3.508% 2024[4]	10,470	11,013
Northeast Utilities 3.15% 2025	3,601	3,644
Northern States Power Co. 5.25% 2035	2,885	3,617
NRG Energy, Inc. 6.25% 2022	1,050	1,085
NV Energy, Inc 6.25% 2020	31,400	37,311
Ohio Power Co., Series G, 6.60% 2033	1,485	1,985
The Bond Fund of America — Page 12 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Ohio Power Co., Series H, 6.60% 2033	$735	$983
Pacific Gas and Electric Co. 8.25% 2018	4,000	4,887
Pacific Gas and Electric Co. 2.45% 2022	7,500	7,398
Pacific Gas and Electric Co. 3.25% 2023	21,950	22,726
Pacific Gas and Electric Co. 3.85% 2023	4,684	5,010
Pacific Gas and Electric Co. 3.40% 2024	19,803	20,685
Pacific Gas and Electric Co. 3.75% 2024	4,470	4,770
Pacific Gas and Electric Co. 3.75% 2042	625	627
Pacific Gas and Electric Co. 4.30% 2045	8,350	9,026
PacifiCorp., First Mortgage Bonds, 2.95% 2023	1,300	1,337
PacifiCorp., First Mortgage Bonds, 5.25% 2035	1,119	1,371
PG&E Corp. 2.40% 2019	7,445	7,546
Progress Energy, Inc. 7.05% 2019	8,340	9,961
Progress Energy, Inc. 7.00% 2031	2,500	3,390
Progress Energy, Inc. 7.75% 2031	5,823	8,450
Public Service Co. of Colorado 5.80% 2018	9,606	10,937
Public Service Co. of Colorado 5.125% 2019	1,486	1,693
Public Service Co. of Colorado 3.20% 2020	5,704	6,078
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,190	2,446
Public Service Electric and Gas Co. 2.00% 2019	12,028	12,212
Public Service Electric and Gas Co., 2.375% 2023	1,076	1,058
Public Service Electric and Gas Co., 3.05% 2024	5,300	5,463
Puget Sound Energy Inc. 6.724% 2036	2,250	3,255
Puget Sound Energy, Inc., First Lien, 6.50% 2020	12,274	14,773
Puget Sound Energy, Inc., First Lien, 6.00% 2021	13,305	15,730
Puget Sound Energy, Inc., First Lien, 5.625% 2022	16,164	18,833
Southern California Edison Co., 1.845% 2022[5]	11,675	11,744
Southern Co. 2.15% 2019	9,325	9,387
Tampa Electric Co. 2.60% 2022	4,575	4,522
Teco Finance, Inc. 6.75% 2015	200	201
Teco Finance, Inc. 5.15% 2020	11,923	13,508
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[4,5]	887	945
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,122
Virginia Electric and Power Co. 1.20% 2018	9,600	9,587
Virginia Electric and Power Co. 2.95% 2022	3,535	3,651
Virginia Electric and Power Co. 3.45% 2024	6,310	6,704
Virginia Electric and Power Co. 8.875% 2038	3,000	5,034
Virginia Electric and Power Co. 4.00% 2043	1,000	1,060
Virginia Electric and Power Co. 4.45% 2044	9,885	11,169
Xcel Energy Inc. 4.70% 2020	5,761	6,457
Xcel Energy Inc. 6.50% 2036	3,178	4,460
		821,798
Consumer discretionary 2.75%
21st Century Fox America, Inc. 3.70% 2024	5,675	6,014
Amazon.com, Inc. 3.80% 2024	10,875	11,452
Amazon.com, Inc. 4.95% 2044	27,000	29,577
American Honda Finance Corp. 2.25% 2019	13,500	13,732
CBS Corp. 1.95% 2017	2,000	2,023
CBS Corp. 2.30% 2019	13,750	13,766
Cequel Communications Holdings I, LLC and Cequel Capital Corp. 6.375% 2020[4]	5,075	5,373
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 5.50% 2022	2,100	2,153
Comcast Corp. 5.875% 2018	7,320	8,262
Comcast Corp. 5.15% 2020	7,500	8,635
The Bond Fund of America — Page 13 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Comcast Corp. 4.65% 2042	$7,285	$8,180
Comcast Corp. 4.75% 2044	11,700	13,498
Cooper-Standard Holdings Inc., Term Loan B, 4.00% 2021[3,5,6]	1,390	1,388
Cox Communications, Inc. 2.95% 2023[4]	14,400	14,208
DaimlerChrysler North America Holding Corp. 1.25% 2016[4]	6,250	6,274
DaimlerChrysler North America Holding Corp. 2.625% 2016[4]	7,250	7,411
DaimlerChrysler North America Holding Corp. 1.375% 2017[4]	13,080	13,091
DaimlerChrysler North America Holding Corp. 1.09% 2018[3,4]	7,500	7,533
DaimlerChrysler North America Holding Corp. 1.875% 2018[4]	13,450	13,612
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	9,200	9,437
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	12,318	12,411
DaimlerChrysler North America Holding Corp. 2.875% 2021[4]	26,250	27,140
DaimlerChrysler North America Holding Corp. 3.25% 2024[4]	10,675	11,116
DaimlerChrysler North America Holding Corp. 8.50% 2031	3,000	4,762
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.15% 2042	2,700	2,837
DISH DBS Corp. 4.25% 2018	5,500	5,541
Dollar General Corp. 4.125% 2017	938	987
Dollar General Corp. 1.875% 2018	1,817	1,799
Ford Motor Co. 4.75% 2043	2,500	2,745
Ford Motor Credit Co. 1.70% 2016	10,500	10,551
Ford Motor Credit Co. 2.50% 2016	9,000	9,107
Ford Motor Credit Co. 2.145% 2018	11,615	11,752
Ford Motor Credit Co. 2.375% 2018	11,550	11,759
Ford Motor Credit Co. 2.375% 2019	22,325	22,605
Ford Motor Credit Co. 2.597% 2019	29,495	29,916
Ford Motor Credit Co. 2.459% 2020	8,040	8,058
Ford Motor Credit Co. 3.219% 2022	8,750	8,948
Ford Motor Credit Co. 3.664% 2024	15,000	15,507
Gannett Co., Inc. 4.875% 2021[4]	610	624
General Motors Co. 4.00% 2025	1,745	1,780
General Motors Co. 5.00% 2035	18,395	19,693
General Motors Co. 5.20% 2045	9,500	10,352
General Motors Financial Co. 3.50% 2019	3,715	3,818
General Motors Financial Co. 4.375% 2021	9,100	9,705
Grupo Televisa, SAB 6.625% 2040	5,200	6,465
Grupo Televisa, SAB 7.25% 2043	MXN25,290	1,454
Home Depot, Inc. 2.00% 2019	$17,500	17,818
Home Depot, Inc. 4.40% 2021	7,500	8,488
Hyundai Capital America 2.60% 2020[4]	2,445	2,474
Hyundai Capital Services Inc. 2.625% 2020[4]	1,055	1,061
iHeartCommunications, Inc. 10.625% 2023[4]	1,240	1,243
MGM Resorts International 8.625% 2019	1,300	1,489
NBC Universal Enterprise, Inc. 0.938% 2018[3,4]	10,425	10,509
NBC Universal Enterprise, Inc. 1.974% 2019[4]	7,175	7,227
NBC Universal Enterprise, Inc. 5.25% (undated)[4]	17,895	19,062
NBCUniversal Media, LLC 2.875% 2016	15,000	15,319
NBCUniversal Media, LLC 2.875% 2023	5,000	5,070
Neiman Marcus Group LTD Inc. 8.00% 2021[4]	425	453
News America Inc. 6.90% 2019	12,750	15,101
News America Inc. 6.15% 2037	300	389
News America Inc. 5.40% 2043	1,000	1,223
PETsMART, Inc. 7.125% 2023[4]	575	597
RCI Banque 3.50% 2018[4]	18,500	19,348
Seminole Tribe of Florida 7.804% 2020[4,5]	5,705	6,133
The Bond Fund of America — Page 14 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sotheby’s Holdings, Inc. 5.25% 2022[4]	$325	$321
Stackpole Intl. 7.75% 2021[4]	180	179
Thomson Reuters Corp. 1.30% 2017	1,890	1,893
Thomson Reuters Corp. 1.65% 2017	14,825	14,860
Thomson Reuters Corp. 6.50% 2018	25,855	29,609
Thomson Reuters Corp. 4.30% 2023	8,805	9,482
Thomson Reuters Corp. 5.65% 2043	1,905	2,269
Time Inc., Term Loan B, 4.25% 2021[3,5,6]	1,582	1,587
Time Warner Cable Inc. 6.75% 2018	11,650	13,393
Time Warner Inc. 5.875% 2016	13,270	14,292
Time Warner Inc. 3.55% 2024	4,000	4,151
Time Warner Inc. 7.57% 2024	12,340	16,172
Time Warner Inc. 6.20% 2040	9,450	12,124
Toyota Motor Credit Corp. 1.45% 2018	2,000	2,013
Toyota Motor Credit Corp. 2.125% 2019	2,000	2,033
Toyota Motor Credit Corp. 2.15% 2020	18,500	18,685
Viacom Inc. 2.75% 2019	6,010	6,111
Viacom Inc. 4.25% 2023	2,735	2,894
Viacom Inc. 3.875% 2024	6,600	6,803
Viacom Inc. 4.85% 2034	6,740	6,985
Viacom Inc. 5.85% 2043	7,100	8,023
Viacom Inc. 5.25% 2044	1,200	1,287
Volkswagen Group of America Finance, LLC 1.60% 2017[4]	9,200	9,285
Volkswagen Group of America Finance, LLC 2.45% 2019[4]	4,850	4,952
Volkswagen International Finance NV 4.00% 2020[4]	11,650	12,726
Warner Music Group 5.625% 2022[4]	50	50
WPP Finance 2010 3.75% 2024	3,000	3,136
		785,370
Consumer staples 2.15%
Altria Group, Inc. 9.25% 2019	4,392	5,640
Altria Group, Inc. 2.625% 2020	24,835	25,228
Altria Group, Inc. 2.85% 2022	5,000	4,979
Altria Group, Inc. 2.95% 2023	16,500	16,460
Altria Group, Inc. 4.00% 2024	3,600	3,884
Altria Group, Inc. 9.95% 2038	6,350	11,055
Altria Group, Inc. 10.20% 2039	4,000	7,096
Altria Group, Inc. 4.50% 2043	3,500	3,635
Altria Group, Inc. 5.375% 2044	3,650	4,286
Anheuser-Busch InBev NV 3.625% 2015	25,250	25,271
British American Tobacco International Finance PLC 9.50% 2018[4]	15,750	19,946
Coca-Cola Co. 1.50% 2015	18,970	19,103
Coca-Cola Co. 1.80% 2016	10,500	10,682
Coca-Cola Co. 3.15% 2020	4,190	4,461
ConAgra Foods, Inc. 1.30% 2016	9,630	9,657
ConAgra Foods, Inc. 1.90% 2018	21,475	21,513
ConAgra Foods, Inc. 3.20% 2023	27,635	27,250
Costco Wholesale Corp. 2.25% 2022	7,455	7,433
CVS Caremark Corp. 2.25% 2019	16,090	16,355
CVS Caremark Corp. 4.00% 2023	12,600	13,683
CVS Caremark Corp. 5.30% 2043	4,075	4,999
Imperial Tobacco Finance PLC 2.05% 2018[4]	3,050	3,071
Imperial Tobacco Finance PLC 3.50% 2023[4]	2,673	2,719
Kraft Foods Inc. 1.625% 2015	6,120	6,130
The Bond Fund of America — Page 15 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Kraft Foods Inc. 2.25% 2017	$5,300	$5,398
Kraft Foods Inc. 6.50% 2040	2,000	2,599
Kraft Foods Inc. 5.00% 2042	3,400	3,795
Kroger Co. 3.90% 2015	10,000	10,155
Kroger Co. 3.85% 2023	1,905	2,034
Kroger Co. 5.00% 2042	1,200	1,371
Kroger Co. 5.15% 2043	8,705	10,322
PepsiCo, Inc. 2.50% 2016	7,500	7,655
Pernod Ricard SA 2.95% 2017[4]	13,500	13,890
Pernod Ricard SA 4.45% 2022[4]	36,850	39,998
Philip Morris International Inc. 3.25% 2024	11,000	11,307
Philip Morris International Inc. 4.875% 2043	3,000	3,427
Philip Morris International Inc. 4.25% 2044	9,950	10,463
Reynolds American Inc. 3.25% 2022	19,360	19,296
Reynolds American Inc. 4.85% 2023	3,750	4,151
Reynolds American Inc. 4.75% 2042	2,500	2,589
Reynolds American Inc. 6.15% 2043	4,640	5,755
SABMiller Holdings Inc. 2.45% 2017[4]	9,875	10,092
SABMiller Holdings Inc. 2.20% 2018[4]	2,600	2,632
SABMiller Holdings Inc. 3.75% 2022[4]	12,030	12,674
The JM Smucker Co. 2.50% 2020[4]	3,265	3,316
The JM Smucker Co. 3.00% 2022[4]	2,900	2,948
The JM Smucker Co. 3.50% 2025[4]	11,530	11,878
The JM Smucker Co. 4.375% 2045[4]	2,000	2,093
Tyson Foods, Inc. 2.65% 2019	3,500	3,587
Tyson Foods, Inc. 3.95% 2024	15,395	16,296
Tyson Foods, Inc. 5.15% 2044	8,360	9,770
Walgreens Boots Alliance, Inc. 3.80% 2024	17,250	17,871
Wal-Mart Stores, Inc. 2.875% 2015	11,550	11,550
Wal-Mart Stores, Inc. 2.80% 2016	11,500	11,781
Wal-Mart Stores, Inc. 5.80% 2018	11,095	12,563
Wal-Mart Stores, Inc. 3.30% 2024	4,215	4,461
Wal-Mart Stores, Inc. 4.00% 2043	1,197	1,273
Wal-Mart Stores, Inc. 4.30% 2044	2,803	3,136
WM. Wrigley Jr. Co 2.40% 2018[4]	1,025	1,044
WM. Wrigley Jr. Co 2.90% 2019[4]	2,800	2,890
WM. Wrigley Jr. Co 3.375% 2020[4]	42,300	44,382
		614,978
Telecommunication services 1.45%
Altice Financing SA 6.625% 2023[4]	1,025	1,061
América Móvil, SAB de CV 7.125% 2024	MXN90,000	5,858
América Móvil, SAB de CV 8.46% 2036	27,000	1,772
AT&T Inc. 0.90% 2016	$10,000	10,017
AT&T Inc. 1.40% 2017	12,015	11,957
AT&T Inc. 4.30% 2042	5,130	4,911
AT&T Inc. 4.80% 2044	9,029	9,298
AT&T Inc. 4.35% 2045	3,345	3,224
British Telecommunications PLC 2.35% 2019	2,745	2,793
Deutsche Telekom International Finance BV 3.125% 2016[4]	5,850	5,977
Deutsche Telekom International Finance BV 2.25% 2017[4]	8,575	8,727
Deutsche Telekom International Finance BV 9.25% 2032	4,994	8,171
Digicel Group Ltd. 8.25% 2020[4]	6,450	6,492
Digicel Group Ltd. 6.00% 2021[4]	4,465	4,253
The Bond Fund of America — Page 16 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Telecommunication services (continued)	Principal amount (000)	Value (000)
Digicel Group Ltd. 7.125% 2022[4]	$1,975	$1,812
France Télécom 9.00% 2031	5,053	7,820
Frontier Communications Corp. 8.125% 2018	2,425	2,731
Frontier Communications Corp. 8.50% 2020	925	1,043
Intelsat Jackson Holding Co. 7.25% 2020	1,375	1,420
Intelsat Jackson Holding Co. 6.625% 2022	6,300	6,111
LightSquared, Term Loan, 9.00% 2015[3,5,6,7,8]	2,512	2,512
MetroPCS Wireless, Inc. 6.25% 2021	3,825	3,992
MetroPCS Wireless, Inc. 6.625% 2023	1,000	1,053
NII Capital Corp. 10.00% 2016[9]	4,900	2,401
NII Capital Corp. 7.875% 2019[4,9]	3,125	2,914
NII Capital Corp. 8.875% 2019[9]	5,900	2,832
NII Capital Corp. 11.375% 2019[4,9]	9,485	9,058
NII Capital Corp. 7.625% 2021[9]	13,780	4,341
NII Holdings, Term Loan-DIP, 8.00% 2016[3,5,6,7,8]	2,320	2,320
Numericable Group SA 4.875% 2019[4]	7,925	7,915
Orange SA 2.75% 2019	8,938	9,266
SoftBank Corp. 4.50% 2020[4]	2,350	2,409
Sprint Nextel Corp. 7.00% 2020	7,650	7,808
Sprint Nextel Corp. 7.875% 2023	4,125	4,228
Telecom Italia Capital SA 6.999% 2018	10,687	11,949
Telefónica Emisiones, SAU 3.992% 2016	14,500	14,871
Telefónica Emisiones, SAU 3.192% 2018	10,500	10,957
Telstra Corp. Ltd. 3.125% 2025[4,8]	4,700	4,730
T-Mobile US, Inc. 6.542% 2020	5,250	5,545
T-Mobile US, Inc. 6.375% 2025	2,000	2,069
Trilogy International Partners, LLC 10.25% 2016[4]	2,250	2,182
Verizon Communications Inc. 2.625% 2020	16,500	16,817
Verizon Communications Inc. 4.15% 2024	5,000	5,375
Verizon Communications Inc. 4.272% 2036[4]	56,507	56,272
Verizon Communications Inc. 3.85% 2042	1,040	943
Verizon Communications Inc. 4.522% 2048[4]	106,817	106,437
Wind Acquisition SA 4.75% 2020[4]	2,925	2,940
Wind Acquisition SA 7.375% 2021[4]	4,900	5,096
		414,680
Industrials 1.36%
ABB Finance (USA) Inc. 2.875% 2022	2,000	2,044
ADT Corp. 4.125% 2019	2,875	2,936
AECOM Technology Corp. 5.75% 2022[4]	385	399
Altegrity, Inc. 9.50% 2019[4]	3,675	3,546
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	10,170	8,924
Builders Firstsource 7.625% 2021[4]	2,125	2,146
Burlington Northern Santa Fe LLC 5.75% 2018	6,535	7,331
Burlington Northern Santa Fe LLC 3.45% 2021	2,800	2,977
Burlington Northern Santa Fe LLC 3.00% 2023	4,735	4,838
Burlington Northern Santa Fe LLC 4.45% 2043	6,450	6,962
Burlington Northern Santa Fe LLC 4.15% 2045	11,775	12,303
Canadian National Railway Co. 1.45% 2016	6,090	6,160
Canadian National Railway Co. 2.85% 2021	10,000	10,402
CEVA Group PLC, LOC, 6.345% 2021[3,5,6]	555	520
CEVA Group PLC, Term Loan B, 6.50% 2021[3,5,6]	799	749
CEVA Group PLC, Term Loan, 6.50% 2021[3,5,6]	579	543
CEVA Group PLC, Term Loan, 6.50% 2021[3,5,6]	100	94
The Bond Fund of America — Page 17 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[5]	$506	$506
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[5]	521	557
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	4,238	4,435
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	7,678	8,162
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[5]	85	92
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	6,187	6,856
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[5]	930	979
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[5]	181	202
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	10,607	11,482
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[5]	9,879	11,077
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[5]	8,889	10,078
CSX Corp. 7.375% 2019	7,500	9,016
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[5]	1,189	1,393
ENA Norte Trust 4.95% 2028[4,5]	3,140	3,218
Euramax International, Inc. 9.50% 2016	4,560	4,309
European Aeronautic Defence and Space Company 2.70% 2023[4]	15,500	15,606
General Electric Capital Corp., Series A, 2.25% 2015	19,500	19,705
General Electric Capital Corp. 2.95% 2016	2,790	2,861
General Electric Capital Corp. 2.30% 2017	5,000	5,132
General Electric Capital Corp. 2.45% 2017	13,000	13,398
General Electric Capital Corp., Series A, 6.00% 2019	10,500	12,278
General Electric Capital Corp. 2.20% 2020	19,095	19,319
General Electric Capital Corp. 3.10% 2023	9,600	9,898
General Electric Co. 2.70% 2022	7,500	7,641
General Electric Corp. 5.25% 2017	4,377	4,833
Hardwoods Acquisition Inc 7.50% 2021[4]	2,400	2,304
Hawker Beechcraft Acquisition Co., LLC, LOC, 0.05% 2015[3,5,6,8,9]	798	758
HD Supply, Inc. 11.50% 2020	3,350	3,911
HD Supply, Inc. 5.25% 2021[4]	1,175	1,213
Honeywell International Inc. 5.00% 2019	8,725	9,824
Jeld-Wen Escrow Corp., Term Loan B, 5.25% 2021[3,5,6]	3,591	3,615
KLX Inc. 5.875% 2022[4]	1,080	1,080
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[4]	2,500	2,525
Navios Maritime Holdings Inc. 7.375% 2022[4]	2,475	2,320
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,890	2,514
Nielsen Finance LLC and Nielsen Finance Co. 4.50% 2020	1,650	1,687
Nielsen Finance LLC and Nielsen Finance Co. 5.50% 2021[4]	1,500	1,556
Norfolk Southern Corp. 5.75% 2016	1,960	2,035
Nortek Inc. 10.00% 2018	1,600	1,698
Nortek Inc. 8.50% 2021	2,690	2,892
Ply Gem Industries, Inc. 6.50% 2022	4,250	4,160
Ply Gem Industries, Inc. 6.50% 2022	900	860
R.R. Donnelley & Sons Co. 7.25% 2018	2,586	2,867
R.R. Donnelley & Sons Co. 7.875% 2021	250	287
R.R. Donnelley & Sons Co. 7.00% 2022	750	831
Raytheon Co. 6.75% 2018	4,030	4,643
Red de Carreteras de Occidente 9.00% 2028[5]	MXN61,570	3,903
Republic Services, Inc. 5.00% 2020	$5,000	5,613
Republic Services, Inc. 3.55% 2022	500	524
Republic Services, Inc. 5.70% 2041	2,000	2,528
Silver II Borrower S.C.A./Silver II U.S. Holdings, LLC 7.75% 2020[4]	2,975	2,670
Southwest Airlines Co. 2.75% 2019	1,870	1,915
Union Pacific Corp. 5.75% 2017	12,250	13,634
US Investigations Services, Inc. 13.00% 2020[4,7,8,9]	3,527	2,046
The Bond Fund of America — Page 18 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
US Investigations Services, Inc. 14.00% 2020[4,7,8,9]	$743	$438
US Investigations Services, Inc. 15.00% 2021[4,7,8,9]	2,586	233
US Investigations Services, Inc., Term Loan DD, 12.00% 2015[5,6,7,8]	959	959
Volvo Treasury AB 5.95% 2015[4]	34,885	34,885
Waste Management, Inc. 2.60% 2016	3,330	3,392
Waste Management, Inc. 4.60% 2021	5,455	6,106
		388,333
Materials 0.74%
Agrium Inc. 4.125% 2035	4,945	4,920
ArcelorMittal 6.25% 2021[3]	1,200	1,279
ArcelorMittal 7.50% 2041[3]	2,895	3,025
CEMEX SAB de CV 5.875% 2019[4]	6,000	6,210
Cliffs Natural Resources Inc. 4.875% 2021	4,420	2,365
Dow Chemical Co. 5.70% 2018	1,004	1,130
Dow Chemical Co. 3.00% 2022	7,500	7,577
E.I. du Pont de Nemours and Co. 5.25% 2016	500	538
E.I. du Pont de Nemours and Co. 2.80% 2023	10,000	9,997
Eastman Chemical Co. 3.80% 2025	5,300	5,508
Ecolab Inc. 3.00% 2016	7,275	7,503
First Quantum Minerals Ltd. 6.75% 2020[4]	8,724	8,113
First Quantum Minerals Ltd. 7.00% 2021[4]	5,049	4,708
FMG Resources 6.00% 2017[4]	4,080	4,052
FMG Resources 6.875% 2018[4,5]	5,736	5,635
Georgia Gulf Corp. 4.625% 2021	400	397
Georgia-Pacific Corp. 5.40% 2020[4]	2,000	2,284
Georgia-Pacific Corp. 3.60% 2025[4]	13,500	13,867
Glencore Xstrata LLC 2.50% 2019[4]	6,500	6,509
Holcim Ltd. 6.00% 2019[4]	1,607	1,857
Holcim Ltd. 5.15% 2023[4]	3,315	3,763
International Paper Co. 7.95% 2018	4,500	5,319
International Paper Co. 3.65% 2024	8,900	9,091
JMC Steel Group Inc. 8.25% 2018[4]	4,310	3,637
Monsanto Co. 2.75% 2021	2,425	2,485
Monsanto Co. 3.375% 2024	7,400	7,708
Monsanto Co. 4.70% 2064	9,400	10,282
Newcrest Finance Pty Ltd. 4.45% 2021[4]	11,305	11,129
Packaging Corp. of America 4.50% 2023	1,585	1,710
Praxair, Inc. 2.65% 2025	8,740	8,654
Reynolds Group Inc. 5.75% 2020	7,905	8,192
Rio Tinto Finance (USA) Ltd. 2.25% 2016	10,500	10,709
Rio Tinto Finance (USA) Ltd. 1.625% 2017	11,000	11,065
Rio Tinto Finance (USA) Ltd. 9.00% 2019	5,670	7,196
Ryerson Inc. 11.25% 2018	2,854	2,911
Walter Energy, Inc. 9.50% 2019[4]	5,125	3,101
Xstrata Canada Financial Corp. 4.95% 2021[4]	4,060	4,393
Yara International ASA 7.875% 2019[4]	2,175	2,590
		211,409
Information technology 0.37%
Alcatel-Lucent USA Inc. 4.625% 2017[4]	2,075	2,129
Alcatel-Lucent USA Inc. 6.75% 2020[4]	1,135	1,214
Alcatel-Lucent USA Inc. 8.875% 2020[4]	1,850	2,026
Avago Technologies Ltd., Term Loan B, 3.75% 2021[3,5,6]	3,282	3,293
The Bond Fund of America — Page 19 of 44

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
First Data Corp. 8.25% 2021[4]	$1,950	$2,111
First Data Corp. 11.75% 2021	3,300	3,832
First Data Corp. 12.625% 2021	1,200	1,425
Freescale Semiconductor, Inc. 5.00% 2021[4]	2,850	3,021
Freescale Semiconductor, Inc. 6.00% 2022[4]	2,550	2,773
International Business Machines Corp. 2.00% 2016	12,500	12,656
International Business Machines Corp. 3.625% 2024	4,335	4,609
KLA-Tencor Corp. 4.65% 2024	13,500	14,205
National Semiconductor Corp. 6.60% 2017	6,000	6,715
NXP BV and NXP Funding LLC 3.75% 2018[4]	600	614
Oracle Corp. 2.80% 2021	26,100	27,055
SRA International, Inc. 11.00% 2019	3,000	3,195
SRA International, Inc., Term Loan B, 6.50% 2018[3,5,6]	6,436	6,474
TIBCO Software, Inc., Term Loan B, 6.50% 2020[3,5,6]	825	826
Xerox Corp. 2.95% 2017	2,535	2,611
Xerox Corp. 2.75% 2019	5,000	5,096
		105,880
Total corporate bonds & notes		8,108,754
Mortgage-backed obligations 20.27% Federal agency mortgage-backed obligations 15.26%
Fannie Mae 3.306% 2017[5]	3,394	3,559
Fannie Mae 11.038% 2020[3,5]	27	31
Fannie Mae 5.00% 2023[5]	1,670	1,820
Fannie Mae 5.50% 2023[5]	8,721	9,548
Fannie Mae 6.00% 2023[5]	243	268
Fannie Mae 4.50% 2024[5]	5,564	5,998
Fannie Mae 4.50% 2025[5]	6,699	7,223
Fannie Mae 2.403% 2026[3,5]	184	195
Fannie Mae 6.00% 2026[5]	4,378	4,984
Fannie Mae 2.50% 2027[5]	6,700	6,896
Fannie Mae 2.50% 2027[5]	4,504	4,638
Fannie Mae 2.50% 2027[5]	2,058	2,119
Fannie Mae 5.50% 2027[5]	2,112	2,375
Fannie Mae 2.50% 2028[5]	23,103	23,777
Fannie Mae 6.00% 2028[5]	659	752
Fannie Mae 6.50% 2032[5]	118	126
Fannie Mae 6.50% 2034[5]	486	526
Fannie Mae 3.00% 2035[5]	12,646	13,117
Fannie Mae 3.00% 2035[5]	6,859	7,114
Fannie Mae 3.50% 2035[5]	4,975	5,267
Fannie Mae 6.50% 2036[5]	2,860	3,293
Fannie Mae 6.50% 2036[5]	1,897	2,215
Fannie Mae 7.00% 2036[5]	608	678
Fannie Mae 7.00% 2036[5]	277	319
Fannie Mae 7.50% 2036[5]	359	408
Fannie Mae 8.00% 2036[5]	203	232
Fannie Mae 6.00% 2037[5]	1,521	1,724
Fannie Mae 6.00% 2037[5]	634	718
Fannie Mae 6.50% 2037[5]	1,397	1,630
Fannie Mae 7.00% 2037[5]	263	279
Fannie Mae 7.00% 2037[5]	239	266
Fannie Mae 7.00% 2037[5]	135	152
The Bond Fund of America — Page 20 of 44

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 7.00% 2037[5]	$119	$132
Fannie Mae 7.50% 2037[5]	269	306
Fannie Mae 7.50% 2037[5]	256	292
Fannie Mae 7.50% 2037[5]	166	189
Fannie Mae 7.50% 2037[5]	137	156
Fannie Mae 7.50% 2037[5]	124	138
Fannie Mae 7.50% 2037[5]	112	125
Fannie Mae 7.50% 2037[5]	100	111
Fannie Mae 7.50% 2037[5]	82	98
Fannie Mae 7.50% 2037[5]	65	68
Fannie Mae 7.50% 2037[5]	26	28
Fannie Mae 8.00% 2037[5]	119	129
Fannie Mae 5.257% 2038[3,5]	262	281
Fannie Mae 6.00% 2038[5]	977	1,117
Fannie Mae 6.50% 2038[5]	48,401	55,792
Fannie Mae 2.19% 2039[3,5]	1,319	1,406
Fannie Mae 2.191% 2039[3,5]	2,001	2,134
Fannie Mae 2.25% 2039[3,5]	870	930
Fannie Mae 2.28% 2039[3,5]	610	652
Fannie Mae 2.286% 2039[3,5]	1,349	1,444
Fannie Mae 2.303% 2039[3,5]	5,588	5,965
Fannie Mae 2.335% 2039[3,5]	666	713
Fannie Mae 2.377% 2039[3,5]	3,329	3,562
Fannie Mae 2.422% 2039[3,5]	251	268
Fannie Mae 2.472% 2039[3,5]	703	752
Fannie Mae 2.518% 2039[3,5]	1,154	1,235
Fannie Mae 4.50% 2039[5]	16,526	18,064
Fannie Mae 5.00% 2039[5]	14,419	16,185
Fannie Mae 5.50% 2039[5]	11,997	13,508
Fannie Mae 5.50% 2039[5]	1,847	2,079
Fannie Mae 3.608% 2040[3,5]	2,849	3,048
Fannie Mae 3.225% 2040[3,5]	13,485	14,270
Fannie Mae 5.00% 2040[5]	1,708	1,928
Fannie Mae 5.50% 2040[5]	7,104	8,022
Fannie Mae 5.50% 2040[5]	1,044	1,176
Fannie Mae 2.924% 2041[3,5]	2,238	2,359
Fannie Mae 4.00% 2041[5]	12,394	13,529
Fannie Mae 4.50% 2041[5]	4,191	4,595
Fannie Mae 5.00% 2041[5]	11,891	13,357
Fannie Mae 5.00% 2041[5]	5,616	6,378
Fannie Mae 5.00% 2041[5]	4,288	4,868
Fannie Mae 5.00% 2041[5]	2,867	3,256
Fannie Mae 5.00% 2041[5]	1,819	2,066
Fannie Mae 3.50% 2042[5]	20,085	21,227
Fannie Mae 3.50% 2042[5]	16,958	17,843
Fannie Mae 3.50% 2042[5]	5,396	5,713
Fannie Mae 4.00% 2042[5]	8,697	9,489
Fannie Mae 4.00% 2042[5]	669	720
Fannie Mae 4.00% 2043[5]	12,080	13,069
Fannie Mae 4.00% 2043[5]	11,245	12,270
Fannie Mae 3.111% 2044[3,5]	1,224	1,279
Fannie Mae 4.00% 2044[5]	7,842	8,531
Fannie Mae 4.00% 2044[5]	3,758	4,102
Fannie Mae 3.50% 2044[5,10]	340,450	355,996
The Bond Fund of America — Page 21 of 44

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 2045[5,10]	$137,310	$149,828
Fannie Mae 6.50% 2047[5]	119	136
Fannie Mae 7.00% 2047[5]	318	362
Fannie Mae 4.50% 2025[5]	4,139	4,462
Fannie Mae 4.50% 2025[5]	4,126	4,448
Fannie Mae 2.50% 2027[5]	23,055	23,742
Fannie Mae 2.50% 2027[5]	1,605	1,652
Fannie Mae 2.50% 2027[5]	1,402	1,444
Fannie Mae 2.50% 2027[5]	1,252	1,289
Fannie Mae 2.50% 2027[5]	793	817
Fannie Mae 2.50% 2027[5]	669	688
Fannie Mae 2.50% 2027[5]	665	685
Fannie Mae 2.50% 2028[5]	6,310	6,493
Fannie Mae 3.00% 2029[5,10]	61,625	64,473
Fannie Mae 3.00% 2035[5]	30,805	32,066
Fannie Mae 3.00% 2035[5]	12,850	13,308
Fannie Mae 3.00% 2035[5]	10,248	10,613
Fannie Mae 6.50% 2037[5]	2,259	2,593
Fannie Mae 6.50% 2037[5]	1,417	1,561
Fannie Mae 7.00% 2037[5]	862	965
Fannie Mae 7.00% 2037[5]	714	800
Fannie Mae 5.50% 2038[5]	38	42
Fannie Mae 4.00% 2040[5]	1,734	1,882
Fannie Mae 4.344% 2040[3,5]	3,066	3,258
Fannie Mae 4.50% 2040[5]	3,908	4,281
Fannie Mae 2.728% 2041[3,5]	2,718	2,905
Fannie Mae 3.529% 2041[3,5]	1,137	1,199
Fannie Mae 3.546% 2041[3,5]	8,145	8,592
Fannie Mae 4.00% 2041[5]	2,835	3,077
Fannie Mae 4.00% 2041[5]	1,643	1,784
Fannie Mae 4.00% 2041[5]	1,374	1,492
Fannie Mae 4.00% 2041[5]	927	1,008
Fannie Mae 3.50% 2042[5]	35,641	37,511
Fannie Mae 3.50% 2042[5]	10,465	11,079
Fannie Mae 4.00% 2042[5]	29,079	31,746
Fannie Mae 4.00% 2042[5]	16,642	18,013
Fannie Mae 4.00% 2042[5]	14,174	15,384
Fannie Mae 4.00% 2042[5]	7,372	8,048
Fannie Mae 4.00% 2042[5]	4,714	5,117
Fannie Mae 4.00% 2042[5]	1,385	1,512
Fannie Mae 3.00% 2044[5,10]	5,590	5,716
Fannie Mae 3.50% 2045[5,10]	62,801	65,823
Fannie Mae 4.00% 2045[5,10]	5,295	5,662
Fannie Mae 4.50% 2045[5,10]	469,526	511,046
Fannie Mae 7.00% 2047[5]	24	28
Fannie Mae, Series 2001-4, Class GA, 9.424% 2025[3,5]	75	85
Fannie Mae, Series 2001-4, Class NA, 9.914% 2025[3,5]	84	93
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[5]	956	948
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[5]	1,810	2,035
Fannie Mae, Series 2001-20, Class E, 9.563% 2031[3,5]	17	19
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035[5]	1,955	2,231
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037[5]	5,421	6,065
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041[5]	2,631	3,110
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017[5]	418	430
The Bond Fund of America — Page 22 of 44

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029[5]	$235	$276
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[5]	2,345	2,200
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[5]	1,938	1,774
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[5]	629	582
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036[5]	1,636	1,812
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036[5]	6,215	7,064
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036[5]	3,988	4,530
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[5]	665	742
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041[5]	1,481	1,739
Fannie Mae, Series 2002-W1, Class 2A, 6.509% 2042[3,5]	2,085	2,457
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.723% 2048[3,4,5]	152	152
Freddie Mac 5.00% 2023[5]	1,554	1,692
Freddie Mac 6.00% 2027[5]	15,819	18,030
Freddie Mac 4.50% 2030[5]	1,722	1,875
Freddie Mac 3.50% 2034[5]	20,461	21,597
Freddie Mac 3.50% 2035[5]	51,317	54,186
Freddie Mac 2.113% 2037[3,5]	2,856	3,025
Freddie Mac 4.50% 2037[5]	8,187	8,959
Freddie Mac 5.50% 2037[5]	3,047	3,424
Freddie Mac 5.50% 2037[5]	18	20
Freddie Mac 7.00% 2037[5]	159	177
Freddie Mac 7.50% 2037[5]	322	367
Freddie Mac 4.93% 2038[3,5]	921	985
Freddie Mac 5.50% 2038[5]	2,408	2,699
Freddie Mac 5.50% 2038[5]	1,872	2,097
Freddie Mac 5.50% 2038[5]	989	1,110
Freddie Mac 5.50% 2038[5]	702	788
Freddie Mac 5.50% 2038[5]	409	460
Freddie Mac 3.347% 2039[3,5]	1,914	2,048
Freddie Mac 4.50% 2039[5]	2,045	2,230
Freddie Mac 5.00% 2039[5]	15,576	17,274
Freddie Mac 5.50% 2039[5]	15,591	17,489
Freddie Mac 5.50% 2039[5]	5,837	6,547
Freddie Mac 5.50% 2040[5]	10	11
Freddie Mac 4.50% 2041[5]	14,565	16,032
Freddie Mac 4.50% 2041[5]	3,869	4,229
Freddie Mac 4.50% 2041[5]	2,297	2,513
Freddie Mac 4.50% 2041[5]	719	791
Freddie Mac 5.00% 2041[5]	11,823	13,246
Freddie Mac 5.00% 2041[5]	8,090	9,163
Freddie Mac 5.00% 2041[5]	4,879	5,466
Freddie Mac 5.50% 2041[5]	8,263	9,276
Freddie Mac 2.582% 2042[3,5]	2,394	2,474
Freddie Mac 4.00% 2043[5]	6,528	7,092
Freddie Mac 4.00% 2043[5]	6,083	6,576
Freddie Mac 4.00% 2043[5]	3,949	4,290
Freddie Mac 4.00% 2043[5]	3,467	3,747
Freddie Mac 4.00% 2043[5]	3,336	3,624
Freddie Mac 4.00% 2043[5]	2,736	2,972
Freddie Mac 4.00% 2043[5]	2,643	2,881
Freddie Mac 4.00% 2043[5]	1,696	1,833
Freddie Mac 4.00% 2044[5]	2,740	2,988
Freddie Mac 6.50% 2047[5]	312	350
Freddie Mac 7.00% 2047[5]	163	186
The Bond Fund of America — Page 23 of 44

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 5.00% 2023[5]	$57	$62
Freddie Mac 5.00% 2023[5]	9	10
Freddie Mac 5.00% 2024[5]	3,851	4,188
Freddie Mac 6.00% 2026[5]	2,572	2,928
Freddie Mac 3.00% 2034[5]	24,982	25,847
Freddie Mac 3.00% 2035[5]	118,545	122,696
Freddie Mac 3.00% 2035[5]	7,252	7,505
Freddie Mac 3.00% 2035[5]	2,903	3,006
Freddie Mac 3.50% 2035[5]	49,915	52,716
Freddie Mac 3.50% 2035[5]	4,728	4,994
Freddie Mac 5.50% 2037[5]	76	85
Freddie Mac 5.50% 2038[5]	2,182	2,448
Freddie Mac 5.50% 2038[5]	256	287
Freddie Mac 4.50% 2040[5]	37,542	40,992
Freddie Mac 4.00% 2043[5]	23,119	24,990
Freddie Mac 3.128% 2044[3,5]	3,049	3,171
Freddie Mac 3.50% 2045[5,10]	312,825	327,192
Freddie Mac, Series 2626, Class NG, 3.50% 2023[5]	72	75
Freddie Mac, Series 1617, Class PM, 6.50% 2023[5]	419	474
Freddie Mac, Series 2153, Class GG, 6.00% 2029[5]	749	849
Freddie Mac, Series 3257, Class PA, 5.50% 2036[5]	13,771	15,606
Freddie Mac, Series 3312, Class PA, 5.50% 2037[5]	6,452	7,208
Freddie Mac, Series 3271, Class OA, 6.00% 2037[5]	4,205	4,664
Freddie Mac, Series 2890, Class KT, 4.50% 2019[5]	1,772	1,874
Freddie Mac, Series 2122, Class QM, 6.25% 2029[5]	1,251	1,399
Freddie Mac, Series 3061, Class PN, 5.50% 2035[5]	8,675	9,805
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[5]	1,534	1,450
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[5]	1,389	1,346
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[5]	1,405	1,325
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[5]	1,265	1,199
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[5]	25	24
Freddie Mac, Series 3233, Class PA, 6.00% 2036[5]	10,150	11,536
Freddie Mac, Series 3156, Class NG, 6.00% 2036[5]	2,970	3,408
Freddie Mac, Series 3286, Class JN, 5.50% 2037[5]	11,306	12,623
Freddie Mac, Series 3318, Class JT, 5.50% 2037[5]	6,149	6,865
Government National Mortgage Assn. 10.00% 2021[5]	118	130
Government National Mortgage Assn. 2.50% 2028[5]	4,151	4,283
Government National Mortgage Assn. 5.00% 2035[5]	1,519	1,676
Government National Mortgage Assn. 6.50% 2038[5]	230	265
Government National Mortgage Assn. 3.50% 2039[5]	6,557	6,916
Government National Mortgage Assn. 5.00% 2039[5]	1,450	1,587
Government National Mortgage Assn. 3.50% 2040[5]	6,907	7,346
Government National Mortgage Assn. 4.50% 2040[5]	3,798	4,162
Government National Mortgage Assn. 5.50% 2040[5]	10,285	11,603
Government National Mortgage Assn. 3.50% 2041[5]	248	261
Government National Mortgage Assn. 4.50% 2041[5]	21,203	23,160
Government National Mortgage Assn. 4.50% 2041[5]	1,701	1,855
Government National Mortgage Assn. 4.50% 2041[5]	1,473	1,611
Government National Mortgage Assn. 4.50% 2041[5]	859	935
Government National Mortgage Assn. 5.00% 2041[5]	10,623	11,639
Government National Mortgage Assn. 3.50% 2042[5]	1,377	1,434
Government National Mortgage Assn. 3.50% 2043[5]	4,314	4,549
Government National Mortgage Assn. 4.00% 2044[5]	27,072	28,877
Government National Mortgage Assn. 4.859% 2061[5]	1,511	1,616
The Bond Fund of America — Page 24 of 44

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.756% 2064[5]	$1,884	$2,021
Government National Mortgage Assn. 5.182% 2064[5]	1,662	1,790
Government National Mortgage Assn. 5.031% 2065[5]	1,262	1,362
Government National Mortgage Assn. 6.00% 2038[5]	11,327	12,905
Government National Mortgage Assn. 4.00% 2044[5]	258,127	276,908
Government National Mortgage Assn. 4.00% 2044[5]	185,664	198,219
Government National Mortgage Assn. 4.00% 2044[5]	48,713	52,007
Government National Mortgage Assn. 3.50% 2045[5,10]	510,665	534,842
Government National Mortgage Assn. 4.00% 2045[5,10]	298,350	317,609
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015[5]	1,368	1,371
National Credit Union Administration, Series 2010-R2, Class 1A, 0.527% 2017[3,5]	1,201	1,204
National Credit Union Administration, Series 2011-R3, Class 1A, 0.559% 2020[3,5]	1,300	1,305
National Credit Union Administration, Series 2011-R1, Class 1A, 0.606% 2020[3,5]	1,569	1,578
		4,364,863
Commercial mortgage-backed securities 3.54%
Aventura Mall Trust, Series A, 3.671% 2032[3,4,5]	8,000	8,652
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[3,5]	10,227	10,671
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[3,5]	1,693	1,707
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[3,5]	10,575	10,835
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.791% 2049[3,5]	4,083	4,402
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.735% 2049[3,5]	3,615	3,861
Banc of America Commercial Mortgage Inc., Series 2007-4, Class A-M, 6.011% 2051[3,5]	5,895	6,412
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.43% 2051[3,5]	5,157	5,679
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class A1A, 5.571% 2038[3,5]	2,611	2,708
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class A-1A, 5.71% 2042[3,5]	3,253	3,534
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[3,5]	1,500	1,628
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[3,5]	5,730	6,308
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A-4, 5.431% 2049[5]	5,293	5,569
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A-M, 6.150% 2049[3,5]	7,468	8,175
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.396% 2044[3,5]	15,357	15,435
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048[5]	19,071	19,922
COMM Mortgage Trust Series 2014-277P, Class A, 3.611% 2049[3,4,5]	16,000	17,101
Commercial Mortgage Trust, Series 2005-LP5, Class E, 5.171% 2043[3,4,5]	1,750	1,758
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046[5]	15,141	16,080
Commercial Mortgage Trust, Series 2007-C9, Class A-1-A, 5.989% 2049[3,5]	275	298
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 2037[4,5]	20,000	20,865
Crown Castle Towers LLC, Series 2010-2, Class C, 5.495% 2037[4,5]	10,000	10,700
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.05% 2027[3,4,5]	15,620	15,572
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class B, 1.45% 2027[3,4,5]	1,000	996
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class C, 1.80% 2027[3,4,5]	1,000	997
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class D, 2.40% 2027[3,4,5]	500	499
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class D, 5.10% 2038[3,5]	1,500	1,519
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039[5]	24,572	25,674
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A1A, 5.46% 2039[5]	2,227	2,335
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.893% 2039[3,5]	14,899	15,965
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[3,5]	4,000	4,300
CS First Boston Mortgage Securities Corp., Series 2007-C2, Class A-M, 5.615% 2049[3,5]	12,708	13,637
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[4,5]	13,486	13,813
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[4,5]	50,377	51,252
EQTY 2014-INNS Mortgage Trust Commercial Mortgage Pass-Through Certificates, Series 2014-A, 1.025% 2031[3,4,5]	13,226	13,237
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, 5.29% 2045[3,5]	2,998	3,069
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 6.014% 2038[3,5]	12,907	13,385
The Bond Fund of America — Page 25 of 44

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 6.014% 2038[3,5]	$913	$948
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039[5]	3,585	3,817
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039[5]	32,300	34,111
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049[5]	8,703	9,479
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-M, 5.867% 2049[3,5]	13,585	14,723
GS Mortgage Securities Corp. II, Series 2011-GC3, Class A-2, 3.645% 2044[4,5]	2,301	2,340
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A-1-A, 5.989% 2045[3,5]	939	1,017
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[4,5]	19,920	19,980
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[4,5]	12,000	12,181
Hilton USA Trust, Series 2013-HLF, CFX, 3.714% 2030[4,5]	6,110	6,243
Hilton USA Trust, Series 2013-HLF, DFX, 4.407% 2030[4,5]	1,000	1,025
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2014-INN, Class A, 1.074% 2029[3,4,5]	7,000	6,991
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[3,5]	1,274	1,278
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A-1-A, 5.471% 2043[3,5]	1,149	1,187
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-1-A, 5.811% 2043[3,5]	446	465
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[3,5]	9,788	10,166
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045[5]	7,069	7,435
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.057% 2045[3,5]	47,285	48,815
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[4,5]	21,604	22,154
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[3,5]	1,696	1,799
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-1-A, 5.439% 2049[5]	1,897	2,032
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.885% 2049[3,5]	33,812	36,440
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.885% 2049[3,5]	32,137	34,504
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051[5]	15,512	16,522
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[3,5]	3,957	4,303
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[3,5]	40,835	41,762
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045[5]	6,787	7,077
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047[5]	2,135	2,222
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4,5]	24,369	27,322
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 6.065% 2044[3,5]	6,302	6,864
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[3,5]	5,013	5,177
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040[5]	9,099	9,770
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[3,5]	8,725	9,238
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[3,5]	30,967	33,562
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.369% 2045[3,5]	8,680	9,632
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A-4, 5.742% 2043[3,5]	9,020	9,448
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 6.029% 2050[3,5]	7,050	7,592
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[5]	38,725	40,719
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 6.077% 2049[3,5]	7,410	8,042
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2021[4,5]	12,185	12,879
Morgan Stanley Capital I Trust, Series 2005-HQ6, Class AJ, 5.073% 2042[3,5]	2,000	2,008
Morgan Stanley Capital I Trust, Series 2007-TA27, Class A-1-A, 5.827% 2042[3,5]	2,697	2,912
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043[5]	8,288	8,759
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044[5]	13,600	14,503
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 6.104% 2049[3,5]	21,519	23,388
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[3,5]	4,731	4,742
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.891% 2043[3,5]	8,760	9,072
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[3,5]	7,098	7,440
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047[5]	4,900	5,272
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-M, 5.591% 2047[3,5]	17,020	18,190
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.903% 2049[3,5]	15,250	16,325
WFLD Mortgage Trust, Series 2014-MONT, Class B, 3.880% 2031[3,4,5]	4,388	4,648
The Bond Fund of America — Page 26 of 44

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.880% 2031[3,4,5]	$3,150	$3,272
WFLD Mortgage Trust, Series 2014-MONT, Class D, 3.880% 2031[3,4,5]	1,575	1,580
		1,011,922
Other mortgage-backed securities 0.97%
Australia & New Zealand Banking Group Ltd. 1.00% 2016[4,5]	4,250	4,263
Australia & New Zealand Banking Group Ltd. 2.40% 2016[4,5]	4,250	4,355
Bank of Montreal 2.85% 2015[4,5]	17,000	17,076
Bank of Montreal 2.625% 2016[4,5]	4,250	4,332
Bank of Nova Scotia 2.15% 2016[4,5]	4,650	4,745
Bank of Nova Scotia 1.75% 2017[4,5]	14,150	14,371
Barclays Bank PLC 2.50% 2015[4,5]	3,600	3,637
Caisse Centrale Desjardins 1.60% 2017[4,5]	3,375	3,417
Canadian Imperial Bank of Commerce 2.75% 2016[4,5]	4,150	4,225
Commonwealth Bank of Australia 0.75% 2016[4,5]	3,850	3,855
Commonwealth Bank of Australia 2.25% 2017[4,5]	4,150	4,250
Commonwealth Bank of Australia 1.875% 2018[4,5]	10,300	10,408
Commonwealth Bank of Australia 2.00% 2019[4,5]	8,950	9,055
Credit Mutuel-CIC Home Loan SFH 1.50% 2017[4,5]	4,400	4,429
Credit Suisse Group AG 2.60% 2016[4,5]	4,300	4,397
DEPFA ACS Bank 5.125% 2037[4,5]	10,405	13,443
DNB ASA 1.45% 2019[4,5]	4,375	4,391
National Australia Bank 2.00% 2017[4,5]	3,500	3,568
National Australia Bank 1.25% 2018[4,5]	2,880	2,872
National Australia Bank 2.00% 2019[4,5]	8,575	8,703
National Australia Bank 2.125% 2019[4,5]	4,000	4,051
National Bank of Canada 2.20% 2016[4,5]	4,175	4,265
Norddeutsche Landesbank 2.00% 2019[4,5]	4,000	4,066
Nordea Eiendomskreditt AS 2.125% 2017[4,5]	4,000	4,079
Northern Rock PLC 5.625% 2017[4,5]	850	932
Royal Bank of Canada 3.125% 2015[4,5]	18,160	18,177
Royal Bank of Canada 1.125% 2016[5]	4,000	4,025
Royal Bank of Canada 2.00% 2019[5]	4,075	4,173
Royal Bank of Canada 2.20% 2019[5]	7,350	7,492
Royal Bank of Canada 1.875% 2020[5]	3,850	3,862
Skandinaviska Enskilda 1.375% 2018[4,5]	4,375	4,380
Sparebank 1 Boligkreditt AS 2.625% 2017[4,5]	3,400	3,475
Sparebank 1 Boligkreditt AS 1.25% 2019[4,5]	4,000	3,984
Sparebank 1 Boligkreditt AS 1.75% 2020[4,5]	5,125	5,129
Stadshypotek AB 1.875% 2019[4,5]	4,275	4,309
Swedbank AB 2.125% 2016[4,5]	3,400	3,466
Swedbank AB 2.95% 2016[4,5]	3,000	3,070
Swedbank AB 1.375% 2018[4,5]	4,375	4,383
Toronto-Dominion Bank 1.625% 2016[4,5]	4,400	4,459
Toronto-Dominion Bank 1.50% 2017[4,5]	10,000	10,110
UBS AG 0.75% 2017[4,5]	4,375	4,382
Westpac Banking Corp. 1.375% 2015[4,5]	4,325	4,336
Westpac Banking Corp. 2.45% 2016[4,5]	4,325	4,438
Westpac Banking Corp. 1.25% 2017[4,5]	4,425	4,421
Westpac Banking Corp. 1.85% 2018[4,5]	9,000	9,102
Westpac Banking Corp. 1.375% 2019[4,5]	4,375	4,369
The Bond Fund of America — Page 27 of 44

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Other mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Westpac Banking Corp. 2.00% 2019[4,5]	$7,150	$7,235
Westpac Banking Corp. 2.00% 2021[4,5]	7,625	7,681
		277,643
Collateralized mortgage-backed (privately originated) 0.50%
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.155% 2023[3,4,5]	2,311	2,341
Connecticut Avenue Securities, Series 2014-C01, Class M-1, 1.755% 2024[3,4,5]	1,652	1,660
Connecticut Avenue Securities, Series 2015-C01, Class 1-M-1, 1.674% 2025[3,5]	3,508	3,534
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032[5]	168	182
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032[5]	23	25
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033[5]	1,232	1,322
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033[5]	22	23
Firstmac Bond Trust, Series 2014-1A, Class A2A, 0.504% 2015[3,4,5]	9,000	9,008
Freddie Mac, Series 2013-DN2, Class M-1, 1.621% 2023[3,5]	6,006	6,006
Freddie Mac, Series 2013-DN1, Class M-1, 3.571% 2023[3,5]	6,301	6,474
Freddie Mac, Series 2014-DN2, Class M-1, 1.005% 2024[3,5]	5,070	5,065
Freddie Mac, Series 2014-DN1, Class M-1, 1.171% 2024[3,5]	908	908
Freddie Mac, Series 2014-DN3, Class M-1, 1.507% 2024[3,5]	13,782	13,823
Freddie Mac, Series 2014-HQ2, Class M-1, 1.621% 2024[3,5]	11,181	11,243
Freddie Mac, Series 2014-HQ1, Class M-1, 1.807% 2024[3,5]	12,580	12,686
Freddie Mac, Series 2014-HQ3, Class M-1, 1.821% 2024[3,5]	10,262	10,323
Freddie Mac, Series 2014-DN2, Class M-2, 1.805% 2024[3,5]	2,965	2,943
Freddie Mac, Series 2014-HQ2, Class M-2, 2.368% 2024[3,5]	17,865	17,830
Freddie Mac, Series 2014-DN4, Class M-2, 2.568% 2024[3,5]	7,710	7,836
Freddie Mac, Series 2014-DN3, Class M-2, 2.557% 2024[3,5]	2,200	2,237
Freddie Mac, Series 2014-HQ1, Class M-2, 2.657% 2024[3,5]	9,200	9,340
Freddie Mac, Series 2015-DN1, Class M-1, 1.421% 2025[3,5]	1,902	1,906
Freddie Mac, Series 2015-DN1, Class M-2, 2.573% 2025[3,5]	3,690	3,745
TBW Mortgage-backed Trust, Series 2007-2, Class A-4-B, 0.575% 2037[3,5]	13,859	11,656
		142,116
Total mortgage-backed obligations		5,796,544
Bonds & notes of governments & government agencies outside the U.S. 3.81%
Argentina (Republic of) 7.00% 2017	32,990	31,264
Argentina (Republic of) 8.75% 2024[5]	2,500	2,532
Armenia (Republic of) 7.15% 2025[4]	4,810	4,714
Bermuda Government 5.603% 2020[4]	4,075	4,523
Bermuda Government 5.603% 2020	3,940	4,373
Bermuda Government 4.138% 2023[4]	1,700	1,696
Bermuda Government 4.854% 2024[4]	10,650	11,249
Brazil (Federal Republic of) 6.00% 2017[2]	BRL5,324	1,641
Caisse d’Amortissement de la Dette Sociale 1.625% 2015[4]	$4,000	4,017
Caisse d’Amortissement de la Dette Sociale 1.125% 2017[4]	10,470	10,544
Caisse d’Amortissement de la Dette Sociale 2.00% 2020[4]	5,000	5,095
Caisse d’Amortissement de la Dette Sociale 3.375% 2024[4]	8,180	8,909
Chilean Government 3.875% 2020	3,000	3,282
Colombia (Republic of), Series B, 10.00% 2024	COP15,800,000	7,314
Colombia (Republic of) 5.00% 2045	$1,950	2,013
Colombia (Republic of) Global 4.375% 2021	9,670	10,284
Colombia (Republic of) Global 4.00% 2024	1,400	1,447
Colombia (Republic of) Global 6.125% 2041	4,000	4,770
Colombia (Republic of) Global 5.625% 2044	900	1,010
Dominican Republic 7.50% 2021[4,5]	7,000	7,861
The Bond Fund of America — Page 28 of 44

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 7.50% 2021[5]	$950	$1,067
Dominican Republic 5.875% 2024[5]	1,640	1,726
Dominican Republic 5.50% 2025[4]	10,580	10,977
Dominican Republic 7.45% 2044[4]	7,500	8,494
Dominican Republic 6.85% 2045[4]	11,440	12,069
El Salvador (Republic of) 7.375% 2019	4,800	5,256
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[4]	4,100	4,127
European Investment Bank 1.00% 2015	9,100	9,117
FMS Wertmanagement 1.125% 2016	4,050	4,087
FMS Wertmanagement 1.00% 2017	4,400	4,399
FMS Wertmanagement 1.625% 2018	6,400	6,493
Gabonese Republic 6.375% 2024[4,5]	9,154	8,673
Hungarian Government 4.00% 2019	1,800	1,882
Hungarian Government 6.25% 2020	6,700	7,658
Hungarian Government 6.375% 2021	3,200	3,726
Hungarian Government 5.375% 2023	11,600	13,027
Hungarian Government 5.375% 2024	1,000	1,124
India (Republic of) 7.28% 2019	INR2,740,000	43,195
India (Republic of) 8.83% 2023	730,000	12,353
India (Republic of) 8.60% 2028	1,110,000	18,929
India (Republic of) 9.20% 2030	300,000	5,395
Indonesia (Republic of) 7.875% 2019	IDR123,300,000	9,671
Indonesia (Republic of) 5.875% 2020[4]	$6,200	7,045
Indonesia (Republic of) 5.875% 2020	5,500	6,249
Indonesia (Republic of) 4.875% 2021	5,460	5,972
Indonesia (Republic of) 3.75% 2022	14,755	15,087
Indonesia (Republic of) 3.375% 2023	9,950	9,801
Indonesia (Republic of) 4.125% 2025[4]	12,300	12,684
Indonesia (Republic of) 8.375% 2034	IDR121,300,000	9,891
Indonesia (Republic of) 7.75% 2038	$8,400	11,529
Indonesia (Republic of) 4.625% 2043	1,500	1,472
Indonesia (Republic of) 6.75% 2044	1,800	2,306
Indonesia (Republic of) 6.75% 2044[4]	1,125	1,441
Indonesia (Republic of), Series 71, 9.00% 2029	IDR34,700,000	2,986
Instituto de Credito Oficial 1.125% 2016[4]	$8,000	8,015
Inter-American Development Bank 4.375% 2044	11,500	14,876
Iraq (Republic of) 5.80% 2028[5]	21,050	17,787
Irish Government 3.90% 2023	€7,000	9,494
Israeli Government 5.125% 2019	$500	569
Italian Government 4.50% 2024	€8,500	11,707
Ivory Coast Government 6.375% 2028[4,5]	$18,800	18,612
Japan Bank for International Cooperation 3.00% 2024	9,330	9,914
Japan Finance Organization for Municipalities 2.125% 2019[4]	10,000	10,170
Japanese Government, Series 19, 0.10% 2024[2]	¥12,126,800	109,251
Japanese Government, Series 116, 2.20% 2030	500,000	5,015
Kenya (Republic of) 6.875% 2024[4]	$12,000	12,591
Kenya (Republic of) 6.875% 2024	8,900	9,338
KfW 2.00% 2022	4,325	4,358
Landwirtschaftliche Rentenbank 1.75% 2019	8,970	9,128
Morocco Government 4.25% 2022	5,400	5,576
Morocco Government 4.25% 2022[4]	2,700	2,788
Morocco Government 5.50% 2042	19,300	21,761
Morocco Government 5.50% 2042[4]	2,300	2,593
Municipality Finance PLC 1.125% 2018[4]	4,900	4,896
Nigeria (Republic of) 5.125% 2018[4]	7,975	7,817
The Bond Fund of America — Page 29 of 44

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Nigeria (Republic of) 6.375% 2023	$13,490	$13,611
Nigeria (Republic of) 6.375% 2023[4]	5,325	5,373
Panama (Republic of) Global 3.75% 2025	5,900	6,077
Peru (Republic of) 5.625% 2050	12,610	15,447
Perusahaan Penerbit SBSN 4.35% 2024[4]	3,850	3,978
Philippines (Republic of) 6.375% 2034	10,500	14,766
Philippines (Republic of) 3.95% 2040	1,580	1,685
Polish Government 2.75% 2023[2]	PLN17,217	5,187
Province of Manitoba 3.05% 2024	$6,050	6,397
Province of Ontario 3.20% 2024	20,000	21,401
Queensland Treasury Corp. 4.75% 2025	A$10,000	8,894
Slovenia (Republic of) 5.50% 2022	$19,160	22,155
Slovenia (Republic of) 5.85% 2023	15,500	18,406
Slovenia (Republic of) 5.85% 2023[4]	10,650	12,647
Slovenia (Republic of) 5.25% 2024	5,810	6,698
South Africa (Republic of) 5.50% 2020	10,750	11,845
South Africa (Republic of), Series R-213, 7.00% 2031	ZAR200,000	14,747
South Africa (Republic of), Series R-214, 6.50% 2041	112,000	7,439
Spanish Government 5.40% 2023	€10,000	14,313
Sri Lanka (Republic of) 6.25% 2021[4]	$3,400	3,532
Swedish Export Credit Corp. 2.875% 2023[4]	9,000	8,983
Turkey (Republic of) 4.557% 2018[4]	1,195	1,258
Turkey (Republic of) 7.00% 2019	2,000	2,277
Turkey (Republic of) 3.00% 2021[2]	TRY2,712	1,113
Turkey (Republic of) 5.625% 2021	$8,000	8,790
Turkey (Republic of) 8.00% 2034	1,250	1,716
Turkey (Republic of) 6.75% 2040	11,300	14,025
Turkey (Republic of) 6.00% 2041	8,720	9,943
United Mexican States Government 3.50% 2017[2]	MXN191,909	13,255
United Mexican States Government 4.50% 2025[2]	329,744	24,739
United Mexican States Government 4.00% 2040[2]	56,194	4,049
United Mexican States Government, Series M, 5.00% 2017	60,000	4,020
United Mexican States Government Global 3.60% 2025	$24,775	25,549
United Mexican States Government Global 5.55% 2045	10,000	11,750
United Mexican States Government Global, 4.60% 2046	10,000	10,300
United Mexican States Government Global, Series A, 5.125% 2020	1,250	1,404
United Mexican States Government Global, Series A, 3.625% 2022	4,400	4,580
United Mexican States Government Global, Series A, 4.00% 2023	8,000	8,490
Uruguay (Republic of) 4.375% 2028[2,5]	UYU142,365	5,510
Venezuela (Republic of) 9.25% 2028	$4,095	1,484
Zambia (Republic of) 5.375% 2022	8,500	7,843
		1,090,378
Asset-backed obligations 3.42%
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017[5]	206	208
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 2017[4,5]	20,000	20,348
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,5]	16,000	16,142
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 2021[4,5]	14,000	14,020
Ally Auto Receivables Trust, Series 2014-1, Class A3, 0.97% 2018[5]	18,300	18,303
Ally Master Owner Trust, Series 2014-1, Class A1, 0.624% 2019[3,5]	8,015	8,030
Ally Master Owner Trust, Series 2014-1, Class A2, 1.29% 2019[5]	8,700	8,742
Ally Master Owner Trust, Series 2014-5, Class A2, 1.60% 2019[5]	7,080	7,115
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43% 2020[5]	30,600	30,751
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class C-2, 2.67% 2015[5]	1,400	1,413
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class A-3, 1.15% 2017[5]	3,405	3,396
The Bond Fund of America — Page 30 of 44

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-2-A, 0.72% 2018[5]	$10,690	$10,690
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class C, 1.93% 2018[5]	650	655
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A-3, 1.26% 2019[5]	8,275	8,273
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class A-3, 1.27% 2019[5]	4,930	4,937
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-1, 2.01% 2024[5]	6,053	6,111
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-2, 3.77% 2031[5]	4,215	4,646
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[4,5]	2,082	2,078
BA Credit Card Trust, Series 2014-A1, Class A, 0.534% 2021[3,5]	12,590	12,593
Bank of the West Auto Trust, Series 2014-1, Class A-3, 1.09% 2019[4,5]	4,400	4,405
California Republic Auto Receivables Trust, Series 2015-1, Class A-3, 1.33% 2019[5]	2,350	2,360
California Republic Auto Receivables Trust, Series 2015-1, Class A-4, 1.82% 2020[5]	2,985	3,004
California Republic Auto Receivables Trust, Series 2015-1, Class B, 2.51% 2021[5]	5,185	5,231
Capital One Multi-asset Execution Trust, Series 2014-A5, Class A, 1.48% 2020[5]	12,000	12,084
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.153% 2021[3,4,5,8]	30,365	30,360
CarMaxAuto Owner Trust, Series 2014-1, Class A-2, 0.47% 2017[5]	3,949	3,950
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018[5]	15,625	15,619
CarMaxAuto Owner Trust, Series 2014-3, Class A-3, 1.16% 2019[5]	7,385	7,398
CarMaxAuto Owner Trust, Series 2014-4, Class A-3, 1.25% 2019[5]	9,900	9,923
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.591% 2026[3,4,5]	16,700	16,704
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-3, 0.83% 2018[4,5]	5,775	5,776
Chrysler Capital Auto Receivables Trust, Series 2014-A-A, Class A-4, 1.31% 2019[4,5]	3,850	3,863
Citibank Credit Card Issuance Trust, Series 2014-A-2, Class A-2, 1.02% 2019[5]	7,520	7,524
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2019[5]	9,000	9,145
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 1.904% 2033[3,5]	808	809
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033[5]	1,468	1,495
Consumer Credit Origination Loan Trust, Series 2015-1, Class A, 2.82% 2021[4,5]	1,971	1,972
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[4,5]	60,940	62,689
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 2019[4,5]	2,400	2,401
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[4,5]	3,125	3,129
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[4,5]	2,395	2,399
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2-A, FSA insured, 0.334% 2035[3,5]	6,614	6,045
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.307% 2037[3,5]	8,066	7,328
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.317% 2037[3,5]	12,076	10,979
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.525% 2020[3,5]	3,740	3,745
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 2021[5]	13,500	13,707
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[4,5]	20,200	20,196
Drivetime Auto Owner Trust, Series 2014-2-A, Class D, 3.68% 2021[4,5]	3,500	3,519
Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[4,5]	10,011	10,012
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05% 2020[4,5]	12,280	12,273
Fifth Third Auto Trust, Series 2014-1, Class A3, 0.68% 2018[5]	10,175	10,178
Fifth Third Auto Trust, Series 2014-3, Class A3, 0.96% 2019[5]	6,000	6,002
Flagstar Home Equity Loan Trust, Series 2006-2A, Class A, FSA insured, 0.334% 2019[3,4,5]	5,709	5,585
Ford Credit Auto Lease Trust, Series 2014-B, Class A3, 0.89% 2017[5]	7,265	7,266
Ford Credit Auto Owner Trust, Series 2014-B-A3, 0.90% 2018[5]	12,285	12,285
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[4,5]	7,220	7,361
Ford Credit Auto Owner Trust, Series 2015-1 Class A, 2.12% 2026[4,5]	30,135	30,311
Ford Credit Auto Owner Trust, Series 2014-2-A, 2.31% 2026[4,5]	15,735	15,979
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A-1, 1.98% 2022[5]	10,890	10,900
Great American Leasing Receivables, Series 2015-1, Class A-4, 2.02% 2021[4,5]	2,000	2,016
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029[5]	888	924
Henderson Receivables LLC, Series 2015-1A, Class A, 3.26% 2072[4,5]	7,500	7,536
Henderson Receivables LLC, Series 2014-3A, Class A, 3.50% 2077[4,5]	4,971	5,226
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.572% 2028[3,4,5]	12,215	12,216
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[4,5]	11,075	11,093
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[4,5]	8,500	8,667
The Bond Fund of America — Page 31 of 44

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[4,5]	$15,000	$14,928
Hilton Grand Vacation Trust, Series 2014-AA, Class A, 1.77% 2026[4,5]	3,776	3,755
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.085% 2035[3,5]	6,500	6,165
Honda Auto Receivables Owner Trust, Series 2014-1, Class A-3, 0.67% 2017[5]	26,410	26,383
Honda Auto Receivables Owner Trust, Series 2015-1, Class A-2, 0.70% 2017[5]	6,590	6,591
Honda Auto Receivables Owner Trust, Series 2014-3, Class A-3, 0.88% 2017[5]	11,880	11,881
Honda Auto Receivables Owner Trust, Series 2014-4, Class A-3, 0.99% 2018[5]	9,180	9,178
Hyundai Auto Receivables Trust, Series 2014-A, Class A2, 0.46% 2017[5]	2,157	2,158
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.328% 2037[3,5]	6,218	5,516
Lehman ABS Manufactured Housing Contract Trust, Series 2002-A, Class A, 0.605% 2033[3,5]	1,576	1,542
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040[5]	713	752
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2040[5]	366	392
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-5, 5.873% 2040[5]	1,200	1,300
Mercedes-Benz Auto Receivables Trust, Series 2014-1, Class A3, 0.87% 2018[5]	10,700	10,691
Mississippi Higher Education Assistance Corp., Series 2014-1, Class A1, 0.835% 2035[3,5]	3,564	3,575
Navient Student Loan Trust, Series 2015-A, Class A-1, 0.675% 2021[3,4,5]	4,256	4,258
Navient Student Loan Trust, Series 2014-AA, Class A-1, 0.641% 2022[3,4,5]	2,990	2,991
Onemain Financial Issuance Trust, Series 2015-1-A, Class A, 3.19% 2026[4,5]	6,000	6,018
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035[5]	988	1,037
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035[5]	791	855
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 2021[4,5]	7,500	7,510
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[4,5]	12,750	12,772
Prestige Auto Receivables Trust, Series 2015-1, Class D, 3.05% 2021[4,5]	10,855	10,875
RAMP Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034[5]	1,451	1,501
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, 0.285% 2036[3,5]	881	767
Santander Drive Auto Receivables Trust, Series 2012-2, Class C, 3.20% 2015[5]	678	684
Santander Drive Auto Receivables Trust, Series 2011-4, Class C, 3.82% 2015[5]	520	524
Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.94% 2018[5]	1,165	1,172
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94% 2016[5]	1,335	1,354
Santander Drive Auto Receivables Trust, Series 2013-2, Class C, 1.95% 2017[5]	3,860	3,883
Santander Drive Auto Receivables Trust, Series 2011-1, Class D, 4.01% 2017[5]	1,595	1,609
Santander Drive Auto Receivables Trust, Series 2014-3, Class A3, 0.81% 2018[5]	6,000	5,996
Santander Drive Auto Receivables Trust, Series 2014-4, Class A3, 1.08% 2018[5]	10,620	10,622
Santander Drive Auto Receivables Trust, Series 2014-1, Class B, 1.59% 2018[5]	5,400	5,419
Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.01% 2018[5]	615	621
Santander Drive Auto Receivables Trust, Series 2014-5, Class A-3, 1.15% 2019[5]	1,975	1,975
Santander Drive Auto Receivables Trust, Series 2014-5, Class B, 1.76% 2019[5]	2,670	2,667
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 2020[5]	4,465	4,503
Santander Drive Auto Receivables Trust, Series 2013-4, Class C, 3.25% 2020[5]	1,175	1,215
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[5]	22,265	22,448
SLM Private Credit Student Loan Trust, Series 2014-A, Class A-1, 0.755% 2022[3,4,5]	3,441	3,446
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[4,5]	£1,160	1,572
South Carolina Student Loan Corp., Series 2014-1, Class A1, 0.9219% 2030[3,5]	$3,600	3,630
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1.1719% 2033[3,5]	5,500	5,526
South Carolina Student Loan Corp., Series 2014-1, Class B, 1.6719% 2035[3,5]	2,650	2,514
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70% 2023[4,5]	5,336	5,357
Springleaf Funding Trust, Series 2015-A, Class A, 3.16% 2024[4,5]	5,200	5,221
Trade Maps Ltd., 2013-1-A-A, 0.872% 2018[3,4,5]	14,685	14,683
Trade Maps Ltd., 2013-1-A-B, 1.422% 2018[3,4,5]	2,900	2,902
UCFC Manufactured Housing Contract, Series 1996-2, Class A, MBIA insured, 7.135% 2028[5]	2,190	2,287
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025[5]	6,735	7,191
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027[5]	2,499	2,596
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032[5]	3,000	3,241
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024[5]	1,335	1,354
The Bond Fund of America — Page 32 of 44

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032[5]	$824	$873
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[4,5,8]	13,540	13,777
Volkswagen Auto Lease Trust, Series 2014-A, Class A-3, 0.80% 2017[5]	2,910	2,909
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A-3 0.95% 2019[5]	13,500	13,481
Westlake Automobile Receivables Trust, Series 2015-1-A, Class A-2, 1.17% 2018[4,5]	5,695	5,696
Westlake Automobile Receivables Trust, Series 2015-1-A, Class C, 2.29% 2020[4,5]	6,750	6,757
Westlake Automobile Receivables Trust, Series 2015-1-A, Class D, 2.96% 2022[4,5]	7,875	7,885
World Financial Network Credit Card Master Note Trust, Series 2014-A, Class A, 0.534% 2019[3,5]	8,700	8,702
World Omni Auto Receivables Trust, Series 2014-B, Class A-3, 1.14% 2020[5]	6,935	6,936
		978,659
Federal agency bonds & notes 3.07%
CoBank, ACB 7.875% 2018[4]	23,615	27,503
CoBank, ACB 0.871% 2022[3,4]	29,725	27,793
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[5]	4,725	4,821
Fannie Mae 5.375% 2016	10,420	11,091
Fannie Mae 7.125% 2030	3,900	6,080
Fannie Mae 0.50% 2016	69,775	69,936
Fannie Mae 5.00% 2017	10,290	11,134
Fannie Mae 2.625% 2024	40,305	41,829
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[5]	3,550	3,550
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[5]	8,400	8,705
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[3,5]	7,175	7,693
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[3,5]	11,990	13,001
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[3,5]	6,395	6,745
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.476% 2024[3,5]	18,290	19,856
Fannie Mae, Series 2014-M1, multifamily 3.370% 2023[3,5]	8,350	8,916
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	5,000	5,430
Federal Farm Credit Banks 0.2265% 2017[3]	26,250	26,263
Federal Farm Credit Banks 0.2306% 2017[3]	21,501	21,504
Federal Home Loan Bank 2.125% 2016	18,860	19,248
Federal Home Loan Bank 2.75% 2018	16,635	17,538
Federal Home Loan Bank 3.375% 2023	28,050	30,584
Federal Home Loan Bank 5.50% 2036	600	839
Freddie Mac 4.875% 2018	13,365	14,992
Freddie Mac 1.25% 2019	43,500	43,232
Freddie Mac 0.50% 2016	35,245	35,296
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018[5]	3,092	3,188
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018[5]	3,225	3,328
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[5]	3,100	3,207
Freddie Mac, Series K702, Class A2, multifamily 3.154% 2018[5]	2,455	2,586
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[5]	3,365	3,404
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020[5]	2,489	2,570
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[5]	2,948	3,049
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[3,5]	6,650	7,081
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[5]	2,446	2,564
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[5]	1,841	1,836
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021[5]	4,200	4,413
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[5]	4,325	4,396
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[5]	14,350	14,596
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[5]	22,995	23,400
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[5]	2,797	2,918
Freddie Mac, Series K029, Class A1, multifamily 2.839% 2022[5]	3,781	3,955
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[5]	6,735	6,875
Freddie Mac, Series K042, Class A2, multifamily 2.67% 2024[5]	12,020	12,244
The Bond Fund of America — Page 33 of 44

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series K043, Class A2, multifamily 3.062% 2024[5]	$13,500	$14,194
Freddie Mac, Series KGRP, Class A, multifamily 0.536% 2020[3,5]	6,670	6,704
Freddie Mac, Series KF02, Class A2, multifamily 0.718% 2020[3,5]	22,547	22,647
Freddie Mac, Series KF02, Class A3, multifamily 0.80% 2020[3,5]	12,278	12,318
Freddie Mac, Series K716, Class A2, multifamily 3.13% 2021[5]	13,590	14,532
Freddie Mac, Series K036, Class A2, multifamily 3.527% 2023[3,5]	24,490	26,712
Freddie Mac, Series K041, Class A-2, multifamily 3.171% 2024[5]	7,600	8,078
Private Export Funding Corp., Series W, 5.00% 2016	3,400	3,638
Private Export Funding Corp. 3.55% 2024	26,425	28,490
Tennessee Valley Authority 1.875% 2022	23,750	23,214
Tennessee Valley Authority 4.65% 2035	4,000	4,828
Tennessee Valley Authority 5.25% 2039	21,250	27,855
Tennessee Valley Authority, Series A, 3.875% 2021	8,750	9,782
Tennessee Valley Authority, Series B, 3.50% 2042	25,113	25,761
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,200	4,029
TVA Southaven 3.846% 2033[5]	3,157	3,387
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	14,000	14,381
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,600	8,944
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,091
United States Agency for International Development, Ukraine, 1.844% 2019	6,930	7,094
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 0% 2016	2,301	2,323
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[5]	4,032	4,318
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[5]	4,491	4,922
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[5]	1,624	1,767
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[5]	2,570	2,642
		876,840
Municipals 2.41%
State of Alabama, Jefferson County, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	5,000	5,513
State of California, Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2045	7,000	7,956
State of California, Various Purpose G.O. Bonds, 5.00% 2033	4,000	4,693
State of California, Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F1, 5.00% 2054	10,000	11,306
State of California, Various Purpose G.O. Bonds, 4.50% 2043	10,000	10,945
State of California, Various Purpose G.O. Bonds, 5.00% 2024	10,000	12,433
State of California, Various Purpose G.O. Bonds, 7.30% 2039[5]	2,290	3,421
State of California, Various Purpose G.O. Bonds, 7.35% 2039	1,335	2,004
State of California, Various Purpose G.O. Bonds, 7.50% 2034	4,240	6,357
State of California, Various Purpose G.O. Bonds, 7.55% 2039	11,680	18,285
State of California, Various Purpose G.O. Bonds, 7.60% 2040	30,435	48,972
State of California, Various Purpose G.O. Bonds, 7.625% 2040	6,830	10,651
State of California, Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 0.30% 2038 (put 2017)[3]	2,400	2,400
State of California, Public Works Board, Lease Rev. Bonds (Dept. of Corrections and Rehabilitation), Series 2014-A, 5.00% 2039	20,000	23,029
State of California, Sacramento County Sanitation Districts Fncg. Auth., Rev. Bonds (Sacramento Regional County Sanitation Dist.), Series 2014-A, 5.00% 2044	5,000	5,800
State of California, Regents of the University of California, General Rev. Bonds, Series 2014-AN, 4.765% 2044	2,600	2,834
The Bond Fund of America — Page 34 of 44

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of California, Regents of the University of California, Limited Project Rev. Bonds, Series 2012-G, 5.00% 2042	$16,305	$18,493
State of Florida, Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	40,090	41,279
State of Florida, Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-A, 5.00% 2044	3,000	3,373
State of Georgia, Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2014-B, 0.97% 2035 (put 2020)[3]	5,000	5,007
State of Illinois, Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, 5.25% 2049	15,000	17,230
State of Illinois, Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Rev. Ref. Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	12,120	16,498
State of Illinois, Fin. Auth., Rev. Bonds (University of Chicago), Series 2012-A, 5.00% 2051	5,000	5,452
State of Illinois, G.O. Bonds, Build America Bonds, Series 2010-3, 5.727% 2020	17,000	18,921
State of Illinois, G.O. Bonds, Series 2014, 5.00% 2039	21,150	22,275
State of Illinois, Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[5]	699	671
State of Illinois, Board of Trustees of the University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 2044	8,500	9,575
State of Kentucky, Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	1,700	1,803
State of Maryland, Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	4,245	4,443
State of Maryland, Montgomery County Housing Opportunities Commission, Single-family Housing Rev. Bonds, Series 2013-A, 4.00% 2031	755	812
State of Massachusetts, Housing Fin. Agcy., Single-family Housing Rev. Bonds, Series 167, 4.00% 2043	690	746
State of Michigan, Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, 0.926% 2030[3]	8,000	8,000
State of Minnesota, Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042[5]	6,594	6,253
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	1,805	1,838
State of Minnesota, Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	5,000	5,422
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	1,475	1,541
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-C, 4.50% 2043	1,475	1,548
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	510	532
State of Nebraska, Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	400	413
State of New Jersey, Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	10,500	10,476
State of New Mexico, City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	7,750	7,742
State of New York, City of New York, G.O. Bonds, Series 2014-A, 5.00% 2024	8,000	9,839
State of New York, Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, 5.00% 2044	10,000	11,472
State of New York, Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2044	4,660	5,202
State of New York, Metropolitan Transportation Auth., Dedicated Tax Fund Bonds (Build America Bonds), Series 2009-C, 7.336% 2039	5,500	8,580
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-A-1, 5.00% 2044	15,690	17,790
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	10,000	11,313
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2045	20,000	22,757
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2012 Series CC, 5.00% 2045	10,000	11,326
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2014 Series BB, 5.00% 2046	26,100	29,698
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2013-CC, 5.00% 2047	11,650	13,238
The Bond Fund of America — Page 35 of 44

unaudited
Bonds, notes & other debt instruments Municipals (continued)	Principal amount (000)	Value (000)
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Series 2014-A1, 5.00% 2038	$14,500	$16,800
State of North Dakota, Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	1,845	1,968
State of Ohio, Higher Education G.O. Ref. Bonds, Series 2015-A, 5.00% 2024	28,760	36,072
State of Ohio, Turnpike Rev. Ref. Bonds, Series 2013-A-1, 5.00% 2048	4,000	4,497
Puerto Rico, Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, 0.691% 2029[3]	7,665	5,694
Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2034	935	979
Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	2,100	2,183
Puerto Rico, Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D, Assured Guaranty Municipal insured, 5.00% 2032	2,300	2,300
State of South Carolina, Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.0% 2041	3,195	3,471
State of South Carolina, Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.00% 2049	4,300	4,817
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	820	864
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	1,215	1,282
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	985	1,058
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053	10,000	11,087
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.25% 2051	10,000	11,380
State of Texas, SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	7,162
State of Texas, Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-A, 5.00% 2044	15,510	18,128
State of Washington, Various Purpose G.O. Ref. Bonds, Series R-2015-E, 5.00% 2024	19,370	24,024
State of Washington, Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2012-E, 2.197% 2019	8,000	8,146
		690,069
Total bonds, notes & other debt instruments (cost: $26,775,651,000)		27,636,274
Convertible stocks 0.04% Industrials 0.04%	Shares
CEVA Group PLC, Series A-1, 3.275% convertible preferred[8]	9,732	9,732
CEVA Group PLC, Series A-2, 2.275% convertible preferred[8,11]	2,575	1,867
Total convertible stocks (cost: $13,570,000)		11,599
Preferred securities 0.01% U.S. government agency securities 0.01%
CoBank, ACB, Class E, noncumulative[4]	6,250	4,359
Total preferred securities (cost: $5,820,000)		4,359
Common stocks 0.05% Industrials 0.03%
CEVA Group PLC[4,8,12]	12,179	8,829
Atrium Corp.[4,8,12]	985	1
		8,830
The Bond Fund of America — Page 36 of 44

unaudited
Common stocks Health care 0.02%	Shares	Value (000)
Rotech Healthcare Inc.[8,12]	342,069	$4,960
Energy 0.00%
General Maritime Corp.[4,8,12]	1,716	60
Consumer discretionary 0.00%
Revel AC, Inc.[8,11,12]	222,053	—
Miscellaneous 0.00%
Other common stocks in initial period of acquisition		105
Total common stocks (cost: $65,380,000)		13,955
Rights & warrants 0.00% Energy 0.00%
General Maritime Corp., warrants, expire 2017[4,8,12]	2,654	10
Total rights & warrants (cost: $672,000)		10
Short-term securities 10.94%	Principal amount (000)
Caterpillar Inc. 0.13% due 6/17/2015	$50,000	49,982
Chariot Funding, LLC 0.22%–0.27% due 4/23/2015–8/17/2015[4]	66,200	66,167
Chevron Corp. 0.14%–0.15% due 4/10/2015–7/1/2015[4]	150,000	149,959
Coca-Cola Co. 0.19% due 5/12/2015[4]	50,000	49,997
Emerson Electric Co. 0.12% due 5/20/2015[4]	50,000	49,993
ExxonMobil Corp. 0.09% due 6/9/2015	50,000	49,984
Fannie Mae 0.07%–0.24% due 4/27/2015–1/19/2016	338,100	337,865
Federal Farm Credit Banks 0.12%–0.13% due 6/11/2015–8/5/2015	60,700	60,688
Federal Home Loan Bank 0.06%–0.29% due 4/17/2015–2/2/2016	816,950	816,715
Freddie Mac 0.10%–0.22% due 5/6/2015–1/8/2016	944,192	943,589
General Electric Capital Corp. 0.19%–0.20% due 4/2/2015–5/5/2015	125,000	124,995
John Deere Financial Ltd. 0.13% due 4/28/2015[4]	15,000	14,999
Jupiter Securitization Co., LLC 0.21% due 5/5/2015[4]	25,000	24,996
National Rural Utilities Cooperative Finance Corp. 0.10%–0.11% due 4/8/2015–4/24/2015	105,000	104,993
Pfizer Inc 0.10% due 5/7/2015[4]	20,000	19,999
Private Export Funding Corp. 0.22% due 8/3/2015[4]	25,000	24,978
Procter & Gamble Co. 0.11%–0.12% due 4/15/2015–5/28/2015[4]	100,000	99,992
U.S. Treasury Bills 0.11% due 7/2/2015	50,000	49,998
Walt Disney Co. 0.09% due 5/15/2015[4]	50,000	49,994
Wells Fargo Bank, N.A. 0.00% due 6/3/2015	40,000	40,002
Total short-term securities (cost: $3,129,716,000)		3,129,885
Total investment securities 107.67% (cost: $29,990,809,000)		30,796,082
Other assets less liabilities (7.67)%		(2,194,718)
Net assets 100.00%		$28,601,364
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The Bond Fund of America — Page 37 of 44

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average notional amount of open forward currency contracts was $294,499,000 over the prior 12-month period.
	Settlement date	Counterparty	Contract amount		Unrealized (depreciation) appreciation at 3/31/2015 (000)
			Receive (000)	Deliver (000)
Purchases:
Australian dollars	4/27/2015	Citibank	A$62,438	$48,750	$(1,273)
Canadian dollars	4/27/2015	JPMorgan Chase	C$61,148	$48,750	(487)
Mexican pesos	5/7/2015	Bank of New York Mellon	MXN74,681	$5,000	(116)
					$(1,876)
Sales:
Australian dollars	4/20/2015	Bank of America, N.A.	$7,608	A$10,000	$1
Brazilian reais	5/13/2015	Citibank	$1,581	BRL5,025	26
British pounds	4/10/2015	Bank of America, N.A.	$5,987	£3,900	202
British pounds	4/14/2015	UBS AG	$5,030	£3,365	39
British pounds	4/24/2015	Bank of New York Mellon	$1,797	£1,200	17
Euros	4/13/2015	JPMorgan Chase	$35,091	€33,200	(613)
Euros	4/20/2015	UBS AG	$23,903	€22,280	(60)
Euros	4/23/2015	Barclays Bank PLC	$8,189	€7,700	(93)
Euros	4/27/2015	Bank of America, N.A.	$2,547	€2,330	40
Indian rupees	4/17/2015	UBS AG	$15,750	INR1,000,000	(167)
Japanese yen	4/23/2015	Citibank	$52,287	¥6,315,000	(386)
Japanese yen	4/24/2015	UBS AG	$52,311	¥6,280,000	(70)
Mexican pesos	4/9/2015	HSBC Bank	$5,965	MXN89,955	71
Mexican pesos	5/18/2015	Barclays Bank PLC	$10,141	MXN157,995	(183)
Turkish lira	4/29/2015	Citibank	$863	TRY2,275	(5)
					$(1,181)
Forward currency contracts — net					$(3,057)
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $5,491,155,000 over the prior 12-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 3/31/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.796%	9/24/2016	$180,000	$(454)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.7875	9/29/2016	225,550	(535)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.644	10/27/2016	80,000	14
Pay	LCH.Clearnet	3-month USD-LIBOR	0.6425	10/30/2016	70,000	17
Pay	LCH.Clearnet	3-month USD-LIBOR	0.896	12/31/2016	300,000	(936)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.9095	2/26/2017	325,000	(822)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.912	3/4/2017	135,000	344
Pay	LCH.Clearnet	3-month USD-LIBOR	0.935	3/19/2017	560,000	(1,551)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.837	3/25/2017	30,000	22
Pay	LCH.Clearnet	3-month USD-LIBOR	1.1875	3/29/2017	75,000	(29)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.155	4/4/2017	90,000	(18)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.1625	9/2/2017	185,000	(956)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.1375	11/6/2017	230,000	(814)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.139	11/6/2017	344,700	(1,231)
The Bond Fund of America — Page 38 of 44

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 3/31/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.322%	1/14/2018	$60,000	$(438)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.305	2/20/2018	250,000	(1,565)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.3025	3/16/2018	37,000	(217)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.75	4/3/2018	91,000	9
Receive	LCH.Clearnet	3-month USD-LIBOR	2.39925	12/30/2018	229,000	2,592
Receive	LCH.Clearnet	3-month USD-LIBOR	2.33	12/31/2018	220,600	2,199
Receive	LCH.Clearnet	3-month USD-LIBOR	2.075	1/9/2019	35,000	168
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7275	1/23/2019	25,000	(57)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	202,700	3,300
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	126,700	2,092
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	50,600	827
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	96,000	1,656
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	100,000	1,612
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	8/11/2019	128,000	1,908
Receive	LCH.Clearnet	3-month USD-LIBOR	1.773	8/11/2019	124,000	1,851
Receive	LCH.Clearnet	3-month USD-LIBOR	1.956	9/24/2019	40,000	896
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	120,000	2,509
Receive	LCH.Clearnet	3-month USD-LIBOR	1.925	9/29/2019	160,000	3,366
Receive	LCH.Clearnet	3-month USD-LIBOR	1.619	10/24/2019	100,000	715
Receive	LCH.Clearnet	3-month USD-LIBOR	1.664	10/27/2019	100,000	908
Receive	LCH.Clearnet	3-month USD-LIBOR	1.669	10/28/2019	240,000	2,234
Receive	LCH.Clearnet	3-month USD-LIBOR	1.785	1/2/2020	80,000	1,083
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6195	1/9/2020	60,000	344
Receive	LCH.Clearnet	3-month USD-LIBOR	1.472	2/6/2020	75,000	(133)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.578	2/10/2020	50,000	159
Receive	LCH.Clearnet	3-month USD-LIBOR	1.655	2/11/2020	140,000	949
Receive	LCH.Clearnet	3-month USD-LIBOR	1.665	2/17/2020	121,000	865
Receive	LCH.Clearnet	3-month USD-LIBOR	1.663	2/17/2020	119,000	840
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6455	2/17/2020	124,000	773
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7615	2/19/2020	40,000	469
Receive	LCH.Clearnet	3-month USD-LIBOR	1.638	2/27/2020	124,000	707
Pay	LCH.Clearnet	6-month EURIBOR	0.2742	3/4/2020	100,000	(164)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.725	3/4/2020	60,000	(589)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.6115	3/23/2020	445,000	1,789
Pay	LCH.Clearnet	3-month USD-LIBOR	2.279	3/14/2021	20,000	(698)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.1892	8/13/2021	50,000	(1,425)
Pay	LCH.Clearnet	6-month EURIBOR	0.544	12/31/2021	30,000	(382)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.785	3/27/2022	151,000	67
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7585	3/27/2022	151,000	(334)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8015	4/2/2022	16,000	—
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9525	1/21/2024	30,000	(2,479)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.942	1/24/2024	15,000	(1,228)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.82125	4/11/2024	97,000	(7,000)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.736	4/17/2024	20,000	(1,299)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.633	5/23/2024	9,330	(525)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7455	6/19/2024	45,000	(2,965)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.661	6/27/2024	12,000	(704)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.608	7/24/2024	80,000	(4,325)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.683	8/4/2024	54,000	(3,268)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5315	9/8/2024	8,600	(406)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.645	9/29/2024	51,125	(2,927)
Pay	LCH.Clearnet	6-month EURIBOR	0.9852	10/17/2024	20,000	(931)
The Bond Fund of America — Page 39 of 44

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized (depreciation) appreciation at 3/31/2015 (000)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.415%	10/27/2024	$40,000	$(1,468)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.008	12/30/2024	103,500	(2,046)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.9125	12/31/2024	99,000	(1,544)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.86625	1/6/2025	122,000	(1,638)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.61375	1/9/2025	15,000	(34)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.091	1/9/2025	35,000	(239)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.138	1/12/2025	5,000	(55)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.0885	1/13/2025	3,000	(20)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.9615	1/16/2025	6,000	30
Pay	LCH.Clearnet	3-month USD-LIBOR	1.92	1/20/2025	3,000	27
Pay	LCH.Clearnet	3-month USD-LIBOR	2.42	1/21/2025	10,500	67
Pay	LCH.Clearnet	3-month USD-LIBOR	1.8895	2/2/2025	107,000	1,278
Pay	LCH.Clearnet	3-month USD-LIBOR	1.902	2/2/2025	10,000	108
Pay	LCH.Clearnet	3-month USD-LIBOR	2.146	2/17/2025	50,000	(565)
Pay	LCH.Clearnet	6-month EURIBOR	0.6792	3/3/2025	65,000	(909)
Pay	LCH.Clearnet	6-month JPY-LIBOR	0.5327	3/4/2025	6,100,000	185
Pay	LCH.Clearnet	6-month EURIBOR	0.7222	3/9/2025	130,000	(2,406)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.256	3/13/2025	25,000	532
Pay	LCH.Clearnet	3-month USD-LIBOR	2.166	3/19/2025	20,000	(258)
Receive	LCH.Clearnet	3-month USD-LIBOR	3.4275	4/11/2034	72,000	12,789
Receive	LCH.Clearnet	3-month USD-LIBOR	3.5475	4/11/2044	3,500	883
Receive	LCH.Clearnet	3-month USD-LIBOR	3.51	4/23/2044	15,000	3,666
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	70,000	(14,552)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	24,000	(4,300)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	25,000	(4,646)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.2635	9/24/2044	12,000	(2,304)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.035	10/30/2044	3,000	(426)
Receive	LCH.Clearnet	3-month USD-LIBOR	2.9715	12/4/2044	20,500	2,622
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7045	1/2/2045	33,000	(2,268)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.476	1/9/2045	15,000	(270)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.544	1/12/2045	3,000	(99)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.4935	1/13/2045	3,000	(66)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.3505	1/20/2045	3,000	30
Receive	LCH.Clearnet	3-month USD-LIBOR	2.6025	2/20/2045	30,700	1,415
Pay	LCH.Clearnet	3-month USD-LIBOR	2.343	3/25/2045	15,000	176
Pay	LCH.Clearnet	3-month USD-LIBOR	2.396	4/2/2045	3,000	—
						$(20,426)
Credit default swaps

The fund has entered into a credit default swap as shown in the following table. The average notional amount of credit default swaps was $49,688,000 over the prior eight-month period.
Centrally cleared credit default swaps on credit indices — buy protection
Referenced index	Clearinghouse	Pay fixed rate	Expiration date	Notional amount (000)	Unrealized depreciation at 3/31/2015 (000)
CDX North American High Yield Index Series 23	Intercontinental Exchange, Inc.	5.00%	12/20/2019	$49,000	$(4,005)

The Bond Fund of America — Page 40 of 44

unaudited
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $46,340,000, which represented .16% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,789,107,000, which represented 13.25% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $50,839,000, which represented 0.18% of the net assets of the fund.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $96,286,000, which represented .34% of the net assets of the fund.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Purchased on a TBA basis.
[11]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[12]	Security did not produce income during the last 12 months.

Private placement securities	Acquisition dates	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, 2.253% convertible preferred	3/10/2010-1/23/2012	$ 3,703	$1,867.01%
Revel AC, Inc.	2/14/2011-10/25/2012	23,124	—	.00
Total private placement securities		$26,827	$1,867.01%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The Bond Fund of America — Page 41 of 44

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The Bond Fund of America — Page 42 of 44

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2015 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$10,095,030	$—	$10,095,030
Corporate bonds & notes	—	8,090,016	18,738	8,108,754
Mortgage-backed obligations	—	5,796,544	—	5,796,544
Bonds & notes of governments & government agencies outside the U.S.	—	1,090,378	—	1,090,378
Asset-backed obligations	—	978,659	—	978,659
Federal agency bonds & notes	—	876,840	—	876,840
Municipals	—	690,069	—	690,069
Convertible stocks	—	11,599	—	11,599
Preferred securities	—	4,359	—	4,359
Common stocks	105	8,829	5,021	13,955
Rights & warrants	—	—	10	10
Short-term securities	—	3,129,885	—	3,129,885
Total	$105	$30,772,208	$23,769	$30,796,082

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$396	$—	$396
Unrealized appreciation on interest rate swaps	—	61,092	—	61,092
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(3,453)	—	(3,453)
Unrealized depreciation on interest rate swaps	—	(81,518)	—	(81,518)
Unrealized depreciation on credit default swaps	—	(4,005)	—	(4,005)
Total	$—	$(27,488)	$—	$(27,488)
*	Forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$902,437
Gross unrealized depreciation on investment securities	(138,859)
Net unrealized appreciation on investment securities	763,578
Cost of investment securities	30,032,504

The Bond Fund of America — Page 43 of 44

unaudited
Key to abbreviations and symbols
Agcy. = Agency	G.O. = General Obligation	£ = British pounds
AMT = Alternative Minimum Tax	Ref. = Refunding	IDR = Indonesian rupiah
Auth. = Authority	Rev. = Revenue	INR = Indian rupees
Dept. = Department	TBA = To be announced	¥ = Japanese yen
Dev. = Development	A$ = Australian dollars	MXN = Mexican pesos
Econ. = Economic	BRL = Brazilian reais	PLN = Polish zloty
Fac. = Facility	C$ = Canadian dollars	TRY = Turkish lira
Fin. = Finance	COP = Colombian pesos	UYU = Uruguayan pesos
Fncg. = Financing	€ = Euros	ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-008-0515O-S42182	The Bond Fund of America — Page 44 of 44

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended March 31, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the The Bond Fund of America’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the The Bond Fund of America’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: May 29, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 29, 2015